THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LIMITED DURATION FUND JANUARY 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

U.S. TREASURY OBLIGATIONS — 63.3%

	Face Amount	Value
U.S. Treasury Notes
4.625%, 11/15/26	$24,000,000	$24,367,500
4.375%, 08/15/26	23,500,000	23,664,316
4.000%, 12/15/25	19,370,000	19,276,933
3.875%, 01/15/26	16,200,000	16,091,156
3.875%, 12/31/27	10,000,000	9,980,469
3.625%, 05/15/26	19,000,000	18,792,188
2.875%, 06/15/25	10,000,000	9,789,453

Total U.S. Treasury Obligations (Cost $121,070,247)		121,962,015

CORPORATE OBLIGATIONS — 27.3%

COMMUNICATION SERVICES — 1.2%
NTT Finance
0.583%, 03/01/24(A)	1,131,000	1,126,195
T-Mobile USA
2.625%, 04/15/26	550,000	523,602
Warnermedia Holdings
6.412%, 03/15/26	600,000	600,091

		2,249,888

CONSUMER DISCRETIONARY — 1.6%
Aptiv
2.396%, 02/18/25	525,000	509,555
Brunswick
0.850%, 08/18/24	624,000	607,603
Daimler Truck Finance North America
2.000%, 12/14/26(A)	910,000	840,005
Genuine Parts
1.750%, 02/01/25	673,000	650,319
Mercedes-Benz Finance North America
4.800%, 03/30/26(A)	550,000	550,573

		3,158,055

CONSUMER STAPLES — 3.4%
7-Eleven
0.950%, 02/10/26(A)	975,000	902,346
Coca-Cola European Partners
0.800%, 05/03/24(A)	763,000	753,749
Constellation Brands
4.750%, 11/15/24	413,000	410,528
Diageo Capital
2.125%, 10/24/24	1,086,000	1,061,738
JDE Peet’s
0.800%, 09/24/24(A)	1,216,000	1,176,210
McCormick
0.900%, 02/15/26	975,000	900,013
Mondelez International Holdings Netherlands BV
2.250%, 09/19/24(A)	588,000	575,799
Suntory Holdings
2.250%, 10/16/24(A)	592,000	577,755

		6,358,138

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

ENERGY — 1.7%
Continental Resources
3.800%, 06/01/24	$592,000	$587,656
Enbridge
2.500%, 02/14/25	673,000	654,497
Energy Transfer
3.900%, 05/15/24	691,000	687,415
Hess
3.500%, 07/15/24	741,000	733,771
Western Midstream Operating
3.950%, 06/01/25	673,000	657,835

		3,321,174

FINANCIALS — 7.8%
Ares Capital
4.200%, 06/10/24	566,000	562,235
Bank of Montreal MTN
1.500%, 01/10/25	987,000	953,808
Bank of Nova Scotia
0.700%, 04/15/24	610,000	603,883
0.650%, 07/31/24	610,000	595,863
BlackRock TCP Capital
3.900%, 08/23/24	1,140,000	1,125,409
Blackstone Private Credit Fund
1.750%, 09/15/24	812,000	792,099
Blue Owl Capital
5.250%, 04/15/24	561,000	559,674
Emera US Finance
0.833%, 06/15/24	875,000	857,726
Equitable Financial Life Global Funding
1.100%, 11/12/24(A)	619,000	598,039
F&G Global Funding
0.900%, 09/20/24(A)	943,000	912,039
Fidelity National Information Services
1.150%, 03/01/26	580,000	539,464
Franklin BSP Lending
4.850%, 12/15/24(A)	628,000	612,568
FS KKR Capital
4.625%, 07/15/24	584,000	579,796
Goldman Sachs Group
6.145%, SOFRRATE + 0.790%, 12/09/26(B)	957,000	952,920
Golub Capital BDC
3.375%, 04/15/24	588,000	584,805
PNC Bank
2.500%, 08/27/24	449,000	442,044
Principal Life Global Funding II
1.375%, 01/10/25(A)	651,000	628,611
Sixth Street Specialty Lending
3.875%, 11/01/24	575,000	566,853
UBS
0.700%, 08/09/24(A)	1,032,000	1,006,262
Webster Financial
4.375%, 02/15/24	987,000	986,009

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LIMITED DURATION FUND JANUARY 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Wells Fargo MTN
0.805%, SOFRRATE + 0.510%, 05/19/25(B)	$584,000	$575,022

		15,035,129

HEALTH CARE — 0.7%
Baxter International
2.600%, 08/15/26	710,000	671,996
Zimmer Biomet Holdings
3.050%, 01/15/26	610,000	590,464

		1,262,460

INDUSTRIALS — 3.2%
Air Lease MTN
0.700%, 02/15/24	552,000	550,983
Canadian Pacific Railway
1.350%, 12/02/24	1,279,000	1,236,928
Georgia-Pacific
0.950%, 05/15/26(A)	575,000	528,052
Howmet Aerospace
5.125%, 10/01/24	110,000	109,513
Hubbell
3.350%, 03/01/26	915,000	887,297
Johnson Controls International
3.900%, 02/14/26	575,000	562,934
Quanta Services
0.950%, 10/01/24	619,000	600,308
Regal Rexnord
6.050%, 02/15/26(A)	915,000	924,739
Westinghouse Air Brake Technologies
3.450%, 11/15/26	600,000	576,481

		5,977,235

INFORMATION TECHNOLOGY — 2.7%
Amphenol
4.750%, 03/30/26	915,000	916,803
Broadcom
3.459%, 09/15/26	900,000	871,116
Microchip Technology
0.983%, 09/01/24	359,000	349,472
0.972%, 02/15/24	530,000	529,024
Renesas Electronics
2.170%, 11/25/26(A)	900,000	825,237
Roper Technologies
3.800%, 12/15/26	960,000	938,784
Teledyne Technologies
1.600%, 04/01/26	975,000	908,073

		5,338,509

MATERIALS — 2.7%
Berry Global
1.570%, 01/15/26	565,000	527,422
Celanese US Holdings
3.500%, 05/08/24	645,000	641,252

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
MATERIALS — continued
Freeport-McMoRan
4.550%, 11/14/24	$898,000	$889,873
Sherwin-Williams
3.950%, 01/15/26	915,000	900,195
Sonoco Products
1.800%, 02/01/25	651,000	628,748
Steel Dynamics
5.000%, 12/15/26	525,000	522,121
West Fraser Timber
4.350%, 10/15/24(A)	666,000	655,553
Westlake
3.600%, 08/15/26	625,000	604,870

		5,370,034

REAL ESTATE — 0.7%
American Tower
3.375%, 10/15/26	845,000	811,700
Vornado Realty
3.500%, 01/15/25	516,000	503,039

		1,314,739

UTILITIES — 1.6%
American Electric Power
2.031%, 03/15/24	651,000	647,951
Black Hills
1.037%, 08/23/24	925,000	901,171
Dominion Energy
3.071%, 08/15/24(C)	507,000	499,521
Southern
0.600%, 02/26/24	557,000	555,092
WEC Energy Group
0.800%, 03/15/24	566,000	562,491

		3,166,226

Total Corporate Obligations (Cost $53,211,239)		52,551,587

ASSET-BACKED SECURITIES — 4.7%

ABPCI Direct Lending Fund CLO X, Ser 2020-10A, Cl A2A
7.729%, TSFR3M + 2.412%, 01/20/32 (A)(B)	1,122,000	1,110,282
Blackbird Capital Aircraft Lease Securitization, Ser 2016-1A, Cl A
4.213%, 12/16/41 (A)(C)	208,435	203,331
Blackrock Mount Adams CLO IX, Ser 2021-9A, Cl A1
7.003%, TSFR3M + 1.632%, 09/22/31 (A)(B)	494,690	492,524
California Street CLO IX, Ser 2021-9A, Cl AR3
6.676%, TSFR3M + 1.362%, 07/16/32 (A)(B)	592,000	591,845

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LIMITED DURATION FUND JANUARY 31, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Cerberus Loan Funding XXXVI, Ser 2021-6A, Cl B
7.326%, TSFR3M + 2.012%, 11/22/33 (A)(B)	$628,000	$622,555
Churchill MMSLF CLO-I, Ser 2021-2A, Cl A
7.042%, TSFR3M + 1.712%, 10/01/32 (A)(B)	1,113,000	1,102,646
Fortress Credit Opportunities XI CLO, Ser 2018-11A, Cl A1T
6.876%, TSFR3M + 1.562%, 04/15/31 (A)(B)	789,874	786,656
Fortress Credit Opportunities XVII CLO, Ser 2022-17A, Cl B
7.264%, TSFR3M + 1.950%, 01/15/30 (A)(B)	637,000	629,411
KKR Lending Partners III CLO, Ser 2021-1A, Cl B
7.479%, TSFR3M + 2.162%, 10/20/30 (A)(B)	592,000	584,016
Nassau, Ser 2017-IIA, Cl AF
3.380%, 01/15/30 (A)	169,389	164,775
RIN II, Ser 2019-1A, Cl A
7.283%, TSFR3M + 1.912%, 09/10/30 (A)(B)	489,106	487,699
Spirit Airlines Pass Through Trust 2015-1A
4.100%, 04/01/28	1,022,269	927,774
VCP CLO II, Ser 2021-2A, Cl A1
7.246%, TSFR3M + 1.932%, 04/15/31 (A)(B)	520,264	520,769
Wellfleet CLO, Ser 2018-2A, Cl A1R
6.719%, TSFR3M + 1.402%, 10/20/28 (A)(B)	32,429	32,449
Wellfleet CLO, Ser 2021-1A, Cl BR4
7.129%, TSFR3M + 1.812%, 07/20/29 (A)(B)	592,000	590,983
Willis Engine Structured Trust IV, Ser 2018-A, Cl A
4.750%, 09/15/43 (A)(C)	182,313	170,811

Total Asset-Backed Securities (Cost $9,050,966)		9,018,526

MORTGAGE-BACKED SECURITIES — 2.7%

BPR Trust, Ser 2021-KEN, Cl B 7.398%, TSFR1M + 2.064%, 02/15/29 (A)(B)	723,000	722,314
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A2
1.106%, 07/27/54 (A)	107,286	93,994
FREMF Mortgage Trust, Ser 2015- K48, Cl C
3.771%, 08/25/48 (A)(B)	718,000	696,387

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
FREMF Mortgage Trust, Ser 2017- K729, Cl B
3.800%, 11/25/49 (A)(B)	$750,000	$735,614
GS Mortgage-Backed Securities Trust, Ser 2022-PJ2, Cl A7
2.500%, 06/25/52 (A)(B)	995,649	918,214
GS Mortgage-Backed Securities Trust, Ser 2022-PJ3, Cl A7
2.500%, 08/25/52 (A)(B)	884,847	814,991
JP Morgan Mortgage Trust, Ser 2014-IVR6, Cl AM
6.839%, 07/25/44 (A)(B)	9,588	9,533
JP Morgan Mortgage Trust, Ser 2016-2, Cl A1
7.065%, 06/25/46 (A)(B)	26,991	25,346
JP Morgan Mortgage Trust, Ser 2016-5, Cl A1
7.042%, 12/25/46 (A)(B)	52,227	51,363
JP Morgan Mortgage Trust, Ser 2022-4, Cl A12
3.000%, 10/25/52 (A)(B)	1,035,669	973,045
Sequoia Mortgage Trust, Ser 2013- 4, Cl B3
3.437%, 04/25/43 (B)	64,279	59,312
Verus Securitization Trust, Ser 2021-1, Cl A2
1.052%, 01/25/66 (A)(B)	172,392	151,313

Total Mortgage-Backed Securities (Cost $5,574,476)		5,251,426

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 0.0%

FHLMC
6.000%, 01/01/37	816	839
6.000%, 11/01/37	998	1,036
5.500%, 07/01/34	976	998
4.000%, 03/01/39	2,594	2,489
FNMA
6.000%, 05/01/36	258	270
6.000%, 08/01/36	255	268
5.500%, 07/01/38	2,074	2,133
GNMA
6.000%, 03/15/32	498	519
6.000%, 09/15/33	3,862	4,044
6.000%, 09/15/37	1,587	1,660
5.500%, 06/15/38	691	710
5.000%, 06/15/33	877	892

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $16,879)		15,858

Total Investments in Securities— 98.0% (Cost $188,923,807)		$188,799,412

Percentages are based on Net Assets of $192,740,209.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LIMITED DURATION FUND JANUARY 31, 2024 (Unaudited)

(A)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at January 31, 2024 was $26,476,597 and represented 13.7% of Net Assets.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

See “Glossary” for abbreviations.

KOC-QH-002-1800

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS CORE BOND FUND JANUARY 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
U.S. TREASURY OBLIGATIONS — 41.3%

	Face Amount	Value
U.S. Treasury Bonds
4.000%, 11/15/42	$4,150,000	$3,983,838
4.000%, 11/15/52	5,500,000	5,284,297
3.750%, 08/15/41	6,900,000	6,469,828
3.000%, 05/15/45	1,725,000	1,401,091
3.000%, 08/15/52	250,000	198,252
2.875%, 05/15/52	4,500,000	3,476,426
2.250%, 08/15/46	4,100,000	2,857,668
1.875%, 11/15/51	1,300,000	794,371
1.250%, 05/15/50	1,850,000	963,084
U.S. Treasury Notes
4.250%, 12/31/24	1,500,000	1,492,617
4.125%, 11/15/32	1,500,000	1,519,687
3.875%, 01/15/26	10,000,000	9,932,812
3.875%, 12/31/27	10,750,000	10,729,004
3.875%, 09/30/29	1,500,000	1,496,836
2.750%, 05/31/29	14,000,000	13,231,094
2.750%, 08/15/32	3,000,000	2,740,664
2.625%, 05/31/27	11,900,000	11,404,012
1.500%, 02/15/25	940,000	909,266
1.375%, 11/15/31	1,000,000	830,078
0.625%, 05/15/30	2,500,000	2,045,410
0.250%, 05/15/24	500,000	492,891
0.250%, 09/30/25	4,400,000	4,114,344

Total U.S. Treasury Obligations
(Cost $91,881,838)		86,367,570

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 28.3%

FHLMC
6.000%, 01/01/53	1,518,787	1,540,852
6.000%, 05/01/53	836,182	848,039
5.500%, 11/01/52	860,331	864,237
5.500%, 01/01/53	1,560,322	1,567,720
5.000%, 12/01/52	807,521	797,714
5.000%, 04/01/53	833,851	823,535
4.500%, 12/01/48	118,028	115,747
4.500%, 09/01/52	733,079	708,990
4.000%, 02/01/47	228,114	219,594
4.000%, 11/01/47	215,296	207,488
4.000%, 11/01/48	79,333	75,780
4.000%, 04/01/52	1,289,711	1,215,946
3.500%, 11/01/44	210,501	195,974
3.500%, 04/01/46	132,181	122,606
3.500%, 07/01/47	287,537	266,705
3.500%, 12/01/48	176,978	163,661
3.500%, 04/01/52	986,402	897,750
3.000%, 02/01/45	226,550	205,060
3.000%, 08/01/45	112,587	101,494
3.000%, 02/01/48	134,406	119,883
3.000%, 04/01/50	472,522	417,465
2.500%, 02/01/30	116,528	110,930
2.500%, 01/01/52	1,803,331	1,519,258
2.500%, 04/01/52	1,779,654	1,500,603
2.000%, 08/01/50	1,016,496	825,754
2.000%, 10/01/50	299,679	243,104

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — continued

	Face Amount	Value
2.000%, 05/01/51	$2,461,432	$1,985,245
FHLMC Structured Pass-Through Certificates, Ser 2003-54, Cl 4A 4.168%, 02/25/43(A)	58,446	53,314
FNMA
6.500%, 01/01/53	839,315	861,696
6.500%, 03/01/53	801,900	821,720
6.500%, 05/01/53	802,910	823,849
6.500%, 06/01/53	797,494	816,318
6.500%, 08/01/53	1,764,901	1,807,587
6.000%, 12/01/52	762,097	773,258
6.000%, 04/01/53	815,772	828,643
6.000%, 05/01/53	805,238	817,263
6.000%, 06/01/53	957,382	972,480
5.500%, 03/01/53	813,927	816,689
5.500%, 04/01/53	840,371	843,788
5.500%, 05/01/53	796,624	799,908
5.000%, 12/01/37	732,796	734,710
5.000%, 09/01/52	714,500	705,994
5.000%, 11/01/52	773,550	763,890
5.000%, 01/01/53	758,855	749,969
4.500%, 12/01/37	723,701	718,209
4.500%, 02/01/41	322,516	320,946
4.500%, 03/01/48	197,594	194,348
4.500%, 10/01/52	800,299	774,022
4.500%, 01/01/53	1,202,927	1,163,351
4.000%, 03/01/35	89,275	87,187
4.000%, 01/01/42	246,085	236,802
4.000%, 05/01/49	206,508	196,523
4.000%, 10/01/52	969,550	912,674
3.500%, 02/01/47	251,007	234,214
3.500%, 12/01/47	121,461	112,282
3.500%, 08/01/48	132,665	122,774
3.500%, 03/01/49	229,996	214,046
3.500%, 06/01/49	456,113	422,486
3.500%, 07/01/50	751,109	693,857
3.000%, 10/01/48	207,540	187,258
3.000%, 02/01/50	1,653,859	1,463,639
3.000%, 05/01/51	1,291,519	1,142,858
3.000%, 03/01/52	1,339,489	1,175,578
2.500%, 12/01/49	326,645	277,211
2.500%, 09/01/50	675,246	572,914
2.500%, 10/01/50	2,327,457	1,958,252
2.500%, 06/01/51	1,103,184	939,787
2.000%, 10/01/50	806,407	655,091
2.000%, 02/01/51	613,249	496,841
2.000%, 01/01/52	2,120,637	1,714,521
2.000%, 02/01/52	1,798,235	1,454,853
2.000%, 03/01/52	1,227,745	989,901
GNMA
6.000%, 08/20/52	827,280	840,129
5.500%, 12/20/52	1,092,855	1,100,614
4.000%, 07/20/48	88,518	84,682
4.000%, 05/20/52	750,304	712,550
3.500%, 06/20/48	531,459	494,597
3.000%, 06/20/51	939,632	848,356
2.500%, 09/20/51	2,260,805	1,954,774

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS CORE BOND FUND JANUARY 31, 2024 (Unaudited)

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — continued

	Face Amount	Value
2.000%, 11/20/51	$2,373,048	$1,975,838

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $60,978,856)		59,096,175

CORPORATE OBLIGATIONS — 17.8%

COMMUNICATION SERVICES — 0.8%
Comcast
2.887%, 11/01/51	314,000	207,879
2.650%, 02/01/30	240,000	215,843
Discovery Communications
4.125%, 05/15/29	635,000	602,642
NBN MTN
2.625%, 05/05/31(B)	600,000	515,308

		1,541,672

CONSUMER DISCRETIONARY — 0.8%
7-Eleven
2.800%, 02/10/51(B)	940,000	597,108
Mars
2.375%, 07/16/40(B)	540,000	381,521
Tiffany
4.900%, 10/01/44	759,000	723,626

		1,702,255

CONSUMER STAPLES — 1.3%
Anheuser-Busch InBev Worldwide
4.750%, 01/23/29	300,000	302,936
Bunge Finance
2.750%, 05/14/31	1,150,000	996,976
Conagra Brands
4.600%, 11/01/25	465,000	461,114
JBS USA LUX
3.000%, 05/15/32	695,000	564,760
Mondelez International
1.500%, 02/04/31	535,000	434,036

		2,759,822

ENERGY — 2.0%
Apache
7.750%, 12/15/29	950,000	1,030,645
Boardwalk Pipelines
4.800%, 05/03/29	480,000	472,157
Eastern Gas Transmission & Storage
3.000%, 11/15/29	560,000	506,632
Energy Transfer Operating
2.900%, 05/15/25	415,000	402,849
MarkWest Energy Partners
4.875%, 06/01/25	375,000	369,056
Patterson-UTI Energy
7.150%, 10/01/33	900,000	961,712
Rockies Express Pipeline
3.600%, 05/15/25(B)	480,000	465,791

		4,208,842

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — 4.5%
Ares Capital
4.250%, 03/01/25	$570,000	$559,631
Ares Finance II
3.250%, 06/15/30(B)	645,000	573,395
Bank of Montreal
3.803%, USSW5 + 1.432%, 12/15/32(A)	825,000	766,256
Carlyle Finance Subsidiary
3.500%, 09/19/29(B)	650,000	604,487
CI Financial
3.200%, 12/17/30	910,000	733,246
Goldman Sachs Group
6.145%, SOFRRATE + 0.790%, 12/09/26(A)	520,000	517,783
MSCI
3.250%, 08/15/33(B)	505,000	422,345
National Australia Bank
3.347%, H15T5Y +
1.700%, 01/12/37(A),(B)	750,000	631,893
Neuberger Berman Group
4.500%, 03/15/27(B)	970,000	932,833
New Mountain Finance
6.875%, 02/01/29	1,035,000	1,033,239
Nuveen Finance
4.125%, 11/01/24(B)	400,000	394,809
PennantPark Floating Rate Capital
4.250%, 04/01/26	650,000	610,807
Raymond James Financial
3.750%, 04/01/51	610,000	458,756
Stifel Financial
4.250%, 07/18/24	445,000	441,868
UBS Group
3.179%, H15T1Y + 1.100%, 02/11/43(A),(B)	555,000	415,200
Willis North America
3.600%, 05/15/24	415,000	412,343

		9,508,891

INDUSTRIALS — 2.2%
Ashtead Capital
1.500%, 08/12/26(B)	650,000	592,826
Canadian Pacific Railway
3.100%, 12/02/51	880,000	621,687
Daimler Truck Finance North
America
2.500%, 12/14/31(B)	940,000	784,320
Delta Air Lines
2.900%, 10/28/24	455,000	444,759
Howmet Aerospace
3.000%, 01/15/29	495,000	448,054
Masco
6.500%, 08/15/32	317,000	342,623
Northern Group Housing
5.605%, 08/15/33(B)	470,044	476,216
Teledyne Technologies
2.250%, 04/01/28	420,000	380,463

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS CORE BOND FUND JANUARY 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

INDUSTRIALS — continued
Westinghouse Air Brake Technologies
3.200%, 06/15/25	$530,000	$515,071

		4,606,019

INFORMATION TECHNOLOGY — 1.3%
Infor
1.750%, 07/15/25(B)	335,000	317,127
Microsoft
2.921%, 03/17/52	270,000	193,802
NXP BV
5.550%, 12/01/28	245,000	251,627
Oracle
2.875%, 03/25/31	600,000	527,959
Roper Technologies
2.950%, 09/15/29	420,000	384,078
VMware
1.800%, 08/15/28	625,000	549,229
Vontier
1.800%, 04/01/26	590,000	543,479

		2,767,301

MATERIALS — 1.6%
Anglo American Capital
4.500%, 03/15/28(B)	525,000	511,061
Berry Global
1.650%, 01/15/27	625,000	564,430
CF Industries
4.500%, 12/01/26(B)	520,000	512,107
Martin Marietta Materials
2.400%, 07/15/31	865,000	730,383
Sealed Air
1.573%, 10/15/26(B)	835,000	756,906
Silgan Holdings
1.400%, 04/01/26(B)	420,000	384,307

		3,459,194

REAL ESTATE — 1.5%
Alexandria Real Estate Equities
2.000%, 05/18/32	745,000	589,834
Camp Pendleton & Quantico Housing
6.165%, 10/01/50(B)	400,000	409,801
Extra Space Storage
2.350%, 03/15/32	730,000	591,079
NNN REIT
2.500%, 04/15/30	700,000	602,913
Store Capital
4.500%, 03/15/28	380,000	357,512
UDR
3.000%, 08/15/31	560,000	487,958

		3,039,097

UTILITIES — 1.8%
DPL
4.350%, 04/15/29	425,000	393,590

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

UTILITIES — continued
Duquesne Light Holdings
2.532%, 10/01/30(B)	$540,000	$452,464
Emera US Finance
4.750%, 06/15/46	250,000	206,583
IPALCO Enterprises
3.700%, 09/01/24	435,000	428,850
Jersey Central Power & Light
2.750%, 03/01/32(B)	670,000	564,706
Monongahela Power
3.550%, 05/15/27(B)	550,000	526,145
NextEra Energy Capital Holdings
1.900%, 06/15/28	1,230,000	1,090,317

		3,662,655

Total Corporate Obligations
(Cost $41,539,524)		37,255,748

MORTGAGE-BACKED SECURITIES — 5.7%

COLT Mortgage Loan Trust, Ser 2022-4, Cl A1
4.301%, 03/25/67 (A),(B)	863,921	840,285
CSMC Trust, Ser 2013-IVR3, Cl A2
3.000%, 05/25/43 (A),(B)	137,144	121,062
CSMC Trust, Ser 2015-2, Cl A18
3.500%, 02/25/45 (A),(B)	119,848	108,031
First Republic Mortgage Trust, Ser 2020-1, Cl A5
2.886%, 04/25/50 (A),(B)	386,792	352,289
GMAC Commercial Mortgage Asset, Ser 2010-FTLS, Cl A
6.363%, 02/10/47 (B),(C)	226,487	232,555
GS Mortgage-Backed Securities Trust, Ser 2021-PJ1, Cl A8
2.500%, 05/28/52 (A),(B)	1,208,577	1,051,038
GS Mortgage-Backed Securities Trust, Ser 2022-MM1, Cl A8
2.500%, 07/25/52 (A),(B)	1,644,573	1,433,726
JP Morgan Mortgage Trust, Ser 2014-IVR6, Cl AM
6.839%, 07/25/44 (A),(B)	8,814	8,764
JP Morgan Mortgage Trust, Ser 2016-2, Cl A1
7.065%, 06/25/46 (A),(B)	29,879	28,058
JP Morgan Mortgage Trust, Ser 2016-5, Cl B3
7.022%, 12/25/46 (A),(B)	246,172	241,275
JP Morgan Mortgage Trust, Ser 2022-2, Cl A4A
2.500%, 08/25/52 (A),(B)	1,146,979	998,665
JP Morgan Mortgage Trust, Ser 2022-3, Cl A4A
2.500%, 08/25/52 (A),(B)	1,614,546	1,405,809
JP Morgan Mortgage Trust, Ser 2022-4, Cl A4
3.000%, 10/25/52 (A),(B)	1,759,434	1,569,221

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS CORE BOND FUND JANUARY 31, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl ASB
3.540%, 08/15/48	$148,884	$146,331
Rate Mortgage Trust, Ser 2022-J1, Cl A9
2.500%, 01/25/52 (A),(B)	1,224,775	1,062,024
RCKT Mortgage Trust, Ser 2022-3, Cl A5
3.000%, 05/25/52 (A),(B)	1,815,894	1,611,635
Seasoned Credit Risk Transfer Trust, Ser 2018-4, Cl MV
3.500%, 03/25/58	638,885	582,313
Sequoia Mortgage Trust, Ser 2015- 1, Cl A1
3.500%, 01/25/45 (A),(B)	22,620	20,584
Sequoia Mortgage Trust, Ser 2015- 2, Cl A1
3.500%, 05/25/45 (A),(B)	46,296	41,716
Sequoia Mortgage Trust, Ser 2015- 4, Cl A1
3.000%, 11/25/30 (A),(B)	48,864	46,424

Total Mortgage-Backed Securities
(Cost $13,043,273)		11,901,805

MUNICIPAL BONDS — 3.2%

Colorado Housing and Finance Authority, RB
5.619%, 11/01/38	965,000	983,100
Denver City & County, Housing Authority, Ser 2021-B, RB
3.104%, 02/01/39	300,000	231,750
Grand Parkway Transportation, Ser B, RB
3.216%, 10/01/49	640,000	485,250
Hawaii State, Department of Business Economic Development & Tourism, Ser A-2, RB
3.242%, 01/01/31	99,860	96,317
Idaho Housing & Finance Association, Ser D-1, RB
5.713%, 07/01/38	960,000	973,643
Massachusetts State, Housing Finance Agency, Ser B, RB
3.350%, 12/01/40	200,000	155,141
Michigan State Housing Development Authority, Ser C, RB
5.816%, 12/01/38	895,000	914,393
Minnesota Housing Finance Agency, RB
5.726%, 07/01/33	440,000	455,254
New York City, Housing Development, Ser D, RB
3.083%, 11/01/46	900,000	632,380

MUNICIPAL BONDS — continued

	Face Amount	Value
New York State, Mortgage Agency, Ser 241, RB
2.930%, 10/01/46	$700,000	$476,259
Rhode Island State, Housing and Mortgage Finance, Ser 1-T, RB
2.993%, 10/01/38	540,000	424,227
Virginia State, Housing Development Authority, Ser C, RB
2.829%, 04/01/41	500,000	369,179
Washington State Housing Finance Commission, Ser 2T, RB
5.738%, 12/01/38	550,000	560,490

Total Municipal Bonds
(Cost $7,670,040)		6,757,383

ASSET-BACKED SECURITIES — 2.0%

GS Mortgage Securities Trust, Ser GSA2, Cl A3
1.560%, 12/12/53	1,200,000	987,502
Helios Issuer, Ser 2023-GRID1, Cl 1A
5.750%, 12/20/50 (B)	883,672	908,441
RIN II, Ser 2019-1A, Cl A
7.283%, TSFR3M + 1.912%, 09/10/30 (A),(B)	526,865	525,349
Spirit Airlines Pass Through Trust 2015-1A
4.100%, 04/01/28	1,107,318	1,004,962
VCP CLO II, Ser 2021-2A, Cl B1
7.826%, TSFR3M + 2.512%, 04/15/31 (A),(B)	650,000	655,167

Total Asset-Backed Securities
(Cost $4,021,169)		4,081,421

Total Investments in Securities— 98.3%
(Cost $219,134,700)		$205,460,102

Percentages are based on Net Assets of $208,968,622.

(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at January 31, 2024 was $25,484,793 and represented 12.2% of Net Assets.

(C)	Level 3 security in accordance with fair value hierarchy.

See “Glossary” for abbreviations.

KOC-QH-001-1800

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LONG/SHORT EQUITY FUND JANUARY 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 68.7%

	Shares	Value

COMMUNICATION SERVICES — 8.4%
Alphabet, Cl A *	14,349	$2,010,295
Fox	23,259	751,266
Interpublic Group of Companies (A)	8,307	274,048
Live Nation Entertainment *	5,467	485,743
Match Group *(A)	16,307	625,862
Meta Platforms, Cl A *(A)	5,809	2,266,323
Omnicom Group (A)	22,422	2,026,501

		8,440,038

CONSUMER DISCRETIONARY — 14.3%
Airbnb, Cl A *	13,720	1,977,601
Best Buy	11,571	838,782
Booking Holdings *	587	2,058,885
Dick’s Sporting Goods	3,430	511,310
eBay (A)	38,207	1,569,161
Expedia Group *	13,173	1,953,951
Lennar, Cl A	3,200	479,520
NVR *	291	2,058,909
PulteGroup	16,209	1,694,813
Tapestry	8,810	341,740
Toll Brothers	4,280	425,218
Whirlpool (A)	1,713	187,608
Williams-Sonoma	1,133	219,111

		14,316,609

CONSUMER STAPLES — 0.3%
Archer-Daniels-Midland	5,029	279,512

ENERGY — 2.0%

ConocoPhillips (A)	4,925	550,960
HF Sinclair	17,571	992,586
Noble PLC	9,148	403,701

		1,947,247

FINANCIALS — 11.5%
Ameriprise Financial (A)	4,679	1,809,978
Bank of America	11,999	408,086
Berkshire Hathaway, Cl B *(A)	7,809	2,996,626
Discover Financial Services (A)	5,211	549,865
FleetCor Technologies *	7,338	2,127,506
JPMorgan Chase	11,770	2,052,217
Synchrony Financial (A)	38,906	1,512,276

		11,456,554

HEALTH CARE — 6.5%
Cardinal Health	16,497	1,801,307
Cencora, Cl A (A)	6,113	1,422,373
DaVita *	17,387	1,880,578
Hologic *	5,268	392,150
IQVIA Holdings *(A)	3,755	781,904
United Therapeutics *(A)	1,156	248,285

		6,526,597

INDUSTRIALS — 4.4%
Caterpillar	1,816	545,363
Expeditors International of Washington	12,892	1,628,646
Owens Corning (A)	13,381	2,027,623

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS— continued
Textron	2,824	$239,221

		4,440,853

INFORMATION TECHNOLOGY — 19.6%
Adobe *	2,785	1,720,517
Akamai Technologies *	7,193	886,394
Apple (A)	8,974	1,654,806
Applied Materials	4,333	711,912
AppLovin, Cl A *(A)	27,101	1,114,664
Autodesk *(A)	3,306	839,096
Check Point Software Technologies *(A)	8,213	1,305,292
Cisco Systems (A)	38,641	1,939,005
F5 *	2,675	491,398
Fortinet *	6,900	444,981
International Business Machines	2,364	434,172
Jabil	6,682	837,188
KLA (A)	2,118	1,258,177
Lam Research (A)	1,351	1,114,805
Logitech International	5,349	446,053
Microsoft (A)	1,988	790,389
NetApp (A)	20,515	1,788,908
Oracle	6,160	688,072
Qorvo *	4,491	447,932
Skyworks Solutions	6,677	697,479

		19,611,240

MATERIALS — 1.7%
Dow (A)	13,624	730,246
LyondellBasell Industries, Cl A	2,241	210,923
Packaging Corp of America	1,628	270,053
Reliance Steel & Aluminum	1,720	490,922

		1,702,144

Total Common Stock (Cost $58,341,955)		68,720,794

Total Investments in Securities— 68.7% (Cost $58,341,955)		$68,720,794

SECURITIES SOLD SHORT

COMMON STOCK — (23.7)%

	Shares	Value

COMMUNICATION SERVICES — (1.8)%
ROBLOX, Cl A *	(11,285)	(437,971)
Walt Disney	(13,978)	(1,342,587)

		(1,780,558)

CONSUMER DISCRETIONARY — (2.4)%
Chewy, Cl A *	(24,229)	(431,761)
Lucid Group *	(124,300)	(420,134)
On Holding, Cl A *	(54,127)	(1,437,613)
Tesla *	(585)	(109,565)

		(2,399,073)

CONSUMER STAPLES — (1.8)%
Hormel Foods	(6,932)	(210,525)
Keurig Dr Pepper	(15,784)	(496,249)
Performance Food Group *	(15,697)	(1,140,858)

		(1,847,632)

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LONG/SHORT EQUITY FUND JANUARY 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS — (0.3)%
Toast, Cl A *	(15,043)	$(267,314)

HEALTH CARE — (7.1)%
Agilon Health *	(5,752)	(33,879)
Boston Scientific *	(7,539)	(476,917)
Catalent *	(11,492)	(593,447)
Cooper	(4,433)	(1,653,642)
ICON PLC *	(1,524)	(397,566)
Illumina *	(2,361)	(337,647)
Insulet *	(8,333)	(1,590,520)
Penumbra *	(7,033)	(1,773,652)
Repligen *	(1,631)	(308,911)

		(7,166,181)

INDUSTRIALS — (5.1)%
Dayforce *	(20,047)	(1,393,667)
Elbit Systems	(4,578)	(946,730)
Stanley Black & Decker	(2,876)	(268,331)
TransUnion	(11,866)	(821,009)
Xylem	(14,653)	(1,647,583)

		(5,077,320)

INFORMATION TECHNOLOGY — (5.2)%
Advanced Micro Devices *	(9,855)	(1,652,585)
Aspen Technology *	(5,057)	(970,893)
BILL Holdings *	(2,797)	(218,306)
Snowflake, Cl A *	(1,435)	(280,743)
SolarEdge Technologies *	(3,417)	(227,231)
Tyler Technologies *	(1,679)	(709,797)
Zebra Technologies, Cl A *	(4,754)	(1,138,821)

		(5,198,376)

Total Common Stock (Proceeds $23,082,407)		(23,736,454)

EXCHANGE TRADED FUNDS — (20.1)%
	Shares	Value
ARK Next Generation Internet ETF	(43,592)	(3,032,695)
iShares Russell 1000 Value ETF	(61,396)	(10,151,829)
iShares Russell 3000 ETF	(25,082)	(6,933,166)

Total Exchange Traded Funds (Proceeds $19,899,337)		(20,117,690)

Total Securities Sold Short— (43.8)% (Proceeds $42,981,744)		$(43,854,144)

Percentages are based on Net Assets of $100,026,208.

*	Non-income producing security.
(A)	This security or a partial position of this security has been committed as collateral for securities sold short.

See “Glossary” for abbreviations.

KOC-QH-007-0900

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LARGE CAP VALUE FUND JANUARY 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 95.6%

	Shares	Value

COMMUNICATION SERVICES — 6.4%
Alphabet, Cl A *	3,960	$554,796
AT&T	198,234	3,506,760
Comcast, Cl A	79,507	3,700,256
Electronic Arts	7,299	1,004,196
Meta Platforms, Cl A *	2,839	1,107,607
Walt Disney	19,036	1,828,408

		11,702,023

CONSUMER DISCRETIONARY — 4.0%
General Motors	23,863	925,885
Lennar, Cl A	24,191	3,625,021
TJX	28,681	2,722,114

		7,273,020

CONSUMER STAPLES — 7.6%
Colgate-Palmolive	35,663	3,002,825
Molson Coors Beverage, Cl B	36,550	2,258,424
Mondelez International, Cl A	40,798	3,070,865
Monster Beverage *	41,142	2,263,633
PepsiCo	4,026	678,502
Performance Food Group *	36,797	2,674,406

		13,948,655

ENERGY — 8.2%
Canadian Natural Resources	49,733	3,182,415
ConocoPhillips	33,409	3,737,465
Exxon Mobil	53,893	5,540,739
Pioneer Natural Resources	11,542	2,652,698

		15,113,317

FINANCIALS — 24.3%
Allstate	22,127	3,435,217
American Express	16,047	3,221,275
American International Group	44,360	3,083,464
Ameriprise Financial	7,857	3,039,323
Berkshire Hathaway, Cl B *	22,293	8,554,716
First Horizon	154,643	2,202,116
Hartford Financial Services Group	41,996	3,651,972
JPMorgan Chase	23,768	4,144,188
Prudential Financial	25,630	2,689,356
Synovus Financial	62,167	2,341,209
Toronto-Dominion Bank	26,800	1,627,564
Visa, Cl A	9,456	2,583,947
Wells Fargo	82,186	4,124,093

		44,698,440

HEALTH CARE — 9.4%
Boston Scientific *	53,456	3,381,626
Cencora, Cl A	13,172	3,064,861
Exact Sciences *	19,645	1,284,783
Neurocrine Biosciences *	7,670	1,072,036
Quest Diagnostics	18,860	2,422,190
Select Medical Holdings	72,138	1,874,867
STERIS PLC	10,788	2,362,033
Stryker	5,297	1,777,037

		17,239,433

INDUSTRIALS — 12.2%
AECOM	32,347	2,852,682

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS— continued
Copart *	35,582	$1,709,359
CSX	75,363	2,690,459
Cummins	9,173	2,195,099
Eaton PLC	8,894	2,188,635
EMCOR Group	4,002	912,896
Emerson Electric	19,491	1,787,910
Quanta Services	4,121	799,680
Stanley Black & Decker	19,376	1,807,781
United Rentals	4,621	2,889,973
Waste Management	13,796	2,560,952

		22,395,426

INFORMATION TECHNOLOGY — 8.7%
Advanced Micro Devices *	20,260	3,397,399
Cisco Systems	74,646	3,745,736
Dell Technologies, Cl C	30,217	2,504,385
Intel	17,147	738,693
Microsoft	4,658	1,851,928
Motorola Solutions	2,403	767,759
Salesforce *	10,302	2,895,789

		15,901,689

MATERIALS — 4.6%
Linde PLC	8,940	3,619,180
Steel Dynamics	19,565	2,361,300
Westlake	17,644	2,441,047

		8,421,527

REAL ESTATE — 5.5%
Boston Properties ‡	31,274	2,079,721
Host Hotels & Resorts ‡	147,212	2,829,415
Iron Mountain ‡	40,245	2,717,342
Lamar Advertising, Cl A ‡	24,270	2,540,584

		10,167,062

UTILITIES — 4.7%
Constellation Energy	9,976	1,217,072
Entergy	19,204	1,915,791
FirstEnergy	41,215	1,511,766
Fortis	39,685	1,592,559
Vistra	60,429	2,479,402

		8,716,590

Total Common Stock (Cost $137,702,575)		175,577,182

Total Investments in Securities— 95.6% (Cost $137,702,575)		$175,577,182

Percentages are based on Net Assets of $183,664,740.

*	Non-income producing security.
‡	Real Estate Investment Trust.

See “Glossary” for abbreviations.

KOC-QH-004-1800

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LARGE CAP GROWTH FUND JANUARY 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 94.9%#

	Shares	Value

COMMUNICATION SERVICES — 13.7%
Alphabet, Cl A *	55,781	$7,814,918
Alphabet, Cl C *	40,493	5,741,907
Meta Platforms, Cl A *	21,152	8,252,241
Netflix *	4,526	2,553,162
T-Mobile US	9,225	1,487,347

		25,849,575

CONSUMER DISCRETIONARY — 11.5%
AutoZone *	740	2,043,976
Darden Restaurants	10,196	1,657,666
Expedia Group *	9,464	1,403,795
Home Depot	4,666	1,646,911
Lowe’s	11,111	2,364,865
Lululemon Athletica *	3,292	1,493,976
Marriott International, Cl A	8,477	2,032,191
MercadoLibre *	987	1,689,557
NIKE, Cl B	12,557	1,274,912
Tesla *	19,423	3,637,734
TJX	26,419	2,507,427

		21,753,010

CONSUMER STAPLES — 4.0%
BJ’s Wholesale Club Holdings *	25,409	1,634,815
Celsius Holdings *	19,652	980,635
Coca-Cola	35,226	2,095,594
PepsiCo	16,460	2,774,004

		7,485,048

ENERGY — 0.8%
Cheniere Energy	9,632	1,579,552

FINANCIALS — 6.4%
Blackstone, Cl A	9,240	1,149,918
LPL Financial Holdings	4,096	979,722
Mastercard, Cl A	6,913	3,105,527
Progressive	6,543	1,166,290
Visa, Cl A	20,740	5,667,412

		12,068,869

HEALTH CARE — 8.3%
Boston Scientific *	32,839	2,077,395
Cencora, Cl A	8,148	1,895,877
Dexcom *	3,213	389,898
Edwards Lifesciences *	4,761	373,596
Exact Sciences *	11,275	737,385
IDEXX Laboratories *	659	339,438
Insulet *	5,110	975,346
Intuitive Surgical *	4,202	1,589,280
IQVIA Holdings *	1,564	325,672
Neurocrine Biosciences *	11,712	1,636,986
STERIS PLC	7,183	1,572,718
Stryker	5,678	1,904,855
Zoetis, Cl A	10,534	1,978,390

		15,796,836

INDUSTRIALS — 4.1%
Caterpillar	7,736	2,323,198
Deere	1,957	770,236
EMCOR Group	6,453	1,471,994

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS— continued
Ferguson	6,208	$1,166,235
Uber Technologies *	31,769	2,073,563

		7,805,226

INFORMATION TECHNOLOGY — 44.0%
Accenture PLC, Cl A	7,654	2,785,138
Adobe *	3,539	2,186,323
Advanced Micro Devices *	16,790	2,815,515
Apple	111,522	20,564,657
Arista Networks *	2,032	525,638
Broadcom	3,785	4,466,300
Crowdstrike Holdings, Cl A *	5,109	1,494,382
Dynatrace *	29,462	1,679,334
HubSpot *	1,217	743,587
KLA	2,956	1,755,982
Micron Technology	16,571	1,420,963
Microsoft	59,588	23,690,997
NVIDIA	19,176	11,798,418
Oracle	12,363	1,380,947
Palo Alto Networks *	4,609	1,560,193
Salesforce *	5,699	1,601,932
ServiceNow *	2,218	1,697,657
Synopsys *	2,071	1,104,568

		83,272,531

MATERIALS — 0.8%
Linde PLC	3,621	1,465,889

REAL ESTATE — 1.3%
Iron Mountain ‡	35,390	2,389,533

Total Common Stock (Cost $124,940,801)		179,466,069

Total Investments in Securities— 94.9% (Cost $124,940,801)		$179,466,069

Percentages are based on Net Assets of $189,082,724.

*	Non-income producing security.
‡	Real Estate Investment Trust.
#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

See “Glossary” for abbreviations.

KOC-QH-003-1800

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS SMALL CAP FUND JANUARY 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 95.7%

	Shares	Value

COMMUNICATION SERVICES — 1.2%
Cars.com *	54,386	$947,948
IMAX *	58,260	813,892

		1,761,840

CONSUMER DISCRETIONARY — 8.0%
Adient PLC *	23,232	806,383
BJ’s Restaurants *	27,513	952,225
Bloomin’ Brands	73,000	1,943,260
Boot Barn Holdings *	20,954	1,503,240
Dana	61,395	832,516
KB Home	34,375	2,048,406
LGI Homes *	7,723	911,391
Norwegian Cruise Line Holdings *	56,873	1,012,340
YETI Holdings *	32,099	1,411,393

		11,421,154

CONSUMER STAPLES — 3.7%
Dole	149,118	1,683,542
MGP Ingredients	10,208	867,170
Primo Water	67,128	978,726
Sprouts Farmers Market *	35,169	1,771,462

		5,300,900

ENERGY — 8.3%
Chord Energy	7,664	1,178,417
Civitas Resources	19,976	1,294,644
Crescent Point Energy	107,541	701,167
International Seaways	19,736	1,058,639
Liberty Energy, Cl A	99,859	2,076,069
Matador Resources	40,439	2,219,697
PBF Energy, Cl A	28,158	1,422,261
Permian Resources, Cl A	48,471	653,389
Weatherford International *	13,806	1,236,327

		11,840,610

FINANCIALS — 16.9%
Axis Capital Holdings	15,358	914,108
BankUnited	37,433	1,057,856
ConnectOne Bancorp	52,645	1,202,412
Enterprise Financial Services	21,001	874,272
Essent Group	18,829	1,038,608
FirstCash Holdings	10,926	1,253,977
Hancock Whitney	29,297	1,321,588
Merchants Bancorp	23,801	1,041,078
OceanFirst Financial	63,710	1,097,723
OFG Bancorp	42,523	1,563,571
Old Second Bancorp	70,969	966,598
Piper Sandler	7,051	1,223,278
Popular	20,710	1,769,669
PROG Holdings *	36,650	1,122,956
QCR Holdings	23,353	1,364,049
Selective Insurance Group	3,326	348,764
Stifel Financial	16,523	1,205,353
Synovus Financial	30,955	1,165,765
Valley National Bancorp	125,784	1,210,042
WaFd	37,767	1,096,754
Wintrust Financial	12,728	1,234,361

		24,072,782

COMMON STOCK — continued

	Shares	Value

HEALTH CARE — 14.5%
Apellis Pharmaceuticals *	2,921	$184,870
AtriCure *	26,894	916,010
Castle Biosciences *	26,716	616,605
CONMED	10,267	981,525
Denali Therapeutics *	17,043	272,858
Globus Medical, Cl A *	10,368	547,353
Haemonetics *	9,997	764,371
Halozyme Therapeutics *	43,431	1,470,139
Inari Medical *	11,886	676,908
Inmode *	22,483	532,622
Insmed *	50,257	1,397,145
Integer Holdings *	10,423	1,056,058
Intra-Cellular Therapies *	15,878	1,069,225
Karuna Therapeutics *	1,051	329,404
Lantheus Holdings *	12,965	673,273
Madrigal Pharmaceuticals *	2,512	544,376
Merit Medical Systems *	12,200	955,260
Mirum Pharmaceuticals *	25,622	677,958
RadNet *	23,153	855,966
Twist Bioscience *	13,389	433,804
UFP Technologies *	6,133	1,033,472
Varex Imaging *	74,364	1,432,994
Vericel *	49,690	2,135,676
Viking Therapeutics *	17,831	430,440
Viridian Therapeutics *	33,486	644,606

		20,632,918

INDUSTRIALS — 16.0%
API Group *	27,389	863,301
Atkore *	7,262	1,107,673
Brink’s	25,507	2,061,986
Comfort Systems USA	5,568	1,210,873
CSW Industrials	5,567	1,177,810
EnerSys	8,891	849,713
Great Lakes Dredge & Dock *	108,312	827,504
H&E Equipment Services	24,645	1,325,654
Herc Holdings	14,276	2,105,567
JELD-WEN Holding *	64,845	1,206,117
Limbach Holdings *	17,846	767,378
Maximus	26,043	2,112,608
MYR Group *	13,247	1,905,581
SP Plus *	12,663	655,057
SPX Technologies *	13,409	1,349,482
Standex International	9,279	1,370,137
Sterling Infrastructure *	16,517	1,240,427
Vestis	34,065	728,991

		22,865,859

INFORMATION TECHNOLOGY — 14.5%
Amkor Technology	27,588	873,436
Belden	11,136	826,069
DigitalOcean Holdings *	40,187	1,355,106
DoubleVerify Holdings *	28,237	1,129,762
Extreme Networks *	20,389	275,455
Fabrinet *	7,334	1,565,882
Five9 *	13,357	1,013,262
FormFactor *	42,400	1,643,848

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS SMALL CAP FUND JANUARY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value

INFORMATION TECHNOLOGY— continued
Freshworks, Cl A *	35,277	$783,149
Instructure Holdings *	42,106	1,037,071
LiveRamp Holdings *	33,421	1,319,461
MACOM Technology Solutions Holdings *	8,322	717,606
Rambus *	20,999	1,439,062
Rapid7 *	19,625	1,079,964
Sprout Social, Cl A *	32,437	1,989,361
Super Micro Computer *	2,663	1,410,352
Viavi Solutions *	76,853	755,465
Workiva, Cl A *	16,729	1,554,793

		20,769,104

MATERIALS — 4.8%
ATI *	54,640	2,233,137
Constellium, Cl A *	101,421	1,901,644
Greif, Cl A	17,058	1,068,001
Summit Materials, Cl A *	46,750	1,691,415

		6,894,197

REAL ESTATE — 6.6%
Apple Hospitality ‡	67,714	1,087,487
Armada Hoffler Properties ‡	75,707	905,456
COPT Defense Properties ‡	42,523	1,001,842
Plymouth Industrial ‡	41,705	923,348
Ryman Hospitality Properties ‡	20,610	2,265,039
Tanger ‡	88,062	2,368,868
UMH Properties ‡	54,248	819,687

		9,371,727

UTILITIES — 1.2%
Clearway Energy, Cl C	32,545	788,891
Southwest Gas Holdings	16,490	967,633

		1,756,524

Total Common Stock (Cost $119,027,910)		136,687,615

Total Investments in Securities— 95.7% (Cost $119,027,910)		$136,687,615

Percentages are based on Net Assets of $142,819,275.

*	Non-income producing security.
‡	Real Estate Investment Trust.

See “Glossary” for abbreviations.

KOC-QH-005-1800

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.7%#
	Shares	Value

COMMUNICATION SERVICES — 9.9%
Advantage Solutions *	298	$1,201
Alphabet, Cl A *	20,172	2,826,097
Alphabet, Cl C *	18,467	2,618,621
Altice USA, Cl A *	593	1,447
AMC Entertainment Holdings, Cl A *	569	2,306
AMC Networks, Cl A *	95	1,719
Angi, Cl A *	230	545
Anterix *	56	1,670
AST SpaceMobile, Cl A *	254	729
AT&T	24,271	429,354
Atlanta Braves Holdings, Cl C *	144	5,805
ATN International	32	1,181
Bandwidth, Cl A *	70	969
Boston Omaha, Cl A *	89	1,379
Bumble, Cl A *	286	3,924
Cable One	14	7,685
Cardlytics *	105	802
Cargurus, Cl A *	255	5,926
Cars.com *	183	3,190
Charter Communications, Cl A *	345	127,895
Cinemark Holdings *	336	4,647
Clear Channel Outdoor Holdings, Cl A *	1,325	2,279
Cogent Communications Holdings	134	10,345
Comcast, Cl A	13,863	645,184
Consolidated Communications Holdings *	230	998
Daily Journal *	4	1,285
DHI Group *	121	277
EchoStar, Cl A *	368	4,926
Electronic Arts	829	114,054
Endeavor Group Holdings, Cl A	620	15,345
Entravision Communications, Cl A	186	750
Eventbrite, Cl A *	212	1,774
EverQuote, Cl A *	62	783
EW Scripps, Cl A *	174	1,387
Fox	835	26,970
Frontier Communications Parent *	646	15,911
fuboTV *	851	2,119
Gannett *	386	953
Globalstar *	2,167	3,445
Gogo *	190	1,681
Gray Television	243	2,321
IAC *	226	11,347
IDT, Cl B *	49	1,694
iHeartMedia *	320	867
Innovid *	284	432
Integral Ad Science Holding *	164	2,386
Interpublic Group of Companies	1,284	42,359
Iridium Communications	342	12,401
John Wiley & Sons, Cl A	129	4,365
Liberty Broadband, Cl C *	390	30,595

COMMON STOCK — continued
	Shares	Value

COMMUNICATION SERVICES— continued
Liberty Latin America, Cl C *	426	$3,033
Live Nation Entertainment *	482	42,826
LiveOne *	278	397
Lumen Technologies *	2,058	2,511
Madison Square Garden Entertainment, Cl A *	123	4,101
Madison Square Garden Sports *	50	9,255
Magnite *	366	3,239
Marcus	71	964
Match Group *	787	30,205
MediaAlpha, Cl A *	59	752
Meta Platforms, Cl A *	7,686	2,998,616
National CineMedia *	197	806
Netflix *	1,496	843,909
New York Times, Cl A	539	26,174
News	1,284	31,638
Nexstar Media Group, Cl A	102	18,126
Nextdoor Holdings *	405	616
NII Holdings *,(A)	46	100
Omnicom Group	652	58,928
Ooma *	68	736
Outbrain *	100	393
Paramount Global, Cl B	1,922	28,042
Pinterest, Cl A *	1,925	72,130
Playstudios *	253	557
PubMatic, Cl A *	125	1,897
QuinStreet *	157	1,989
Reservoir Media *	106	742
ROBLOX, Cl A *	1,555	60,350
Roku, Cl A *	413	36,369
Scholastic	81	3,114
Shenandoah Telecommunications	139	2,848
Shutterstock	65	3,053
Sinclair	104	1,633
Sirius XM Holdings	2,009	10,226
Snap, Cl A *	3,372	53,581
Sphere Entertainment *	83	2,937
Spok Holdings	58	960
Stagwell, Cl A *	341	2,223
Take-Two Interactive Software *	526	86,682
TechTarget *	72	2,460
TEGNA	611	9,525
Telephone and Data Systems	305	5,859
Thryv Holdings *	88	1,799
Tingo Group *	383	—
TKO Group Holdings, Cl A	165	13,809
T-Mobile US	1,609	259,419
Townsquare Media, Cl A	32	344
Trade Desk, Cl A *	1,476	101,003
TripAdvisor *	306	6,610
TrueCar *	209	740
United States Cellular *	45	1,998
Verizon Communications	14,180	600,523
Vimeo *	440	1,747
Vivid Seats, Cl A *	108	620
Walt Disney	6,110	586,865

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value

COMMUNICATION SERVICES— continued
Warner Bros Discovery *	7,501	$75,164
WideOpenWest *	144	534
Yelp, Cl A *	194	8,484
Ziff Davis *	136	9,166
ZipRecruiter, Cl A *	186	2,589
ZoomInfo Technologies, Cl A *	899	14,420

		13,156,661

CONSUMER DISCRETIONARY — 8.3%
1-800-Flowers.com, Cl A *	90	936
2U *	224	191
Aaron’s	87	895
Abercrombie & Fitch, Cl A *	153	15,591
Academy Sports & Outdoors	224	14,052
Acushnet Holdings	90	5,701
Adient PLC *	281	9,753
ADT	959	6,262
Adtalem Global Education *	127	6,411
Advance Auto Parts	179	11,966
Airbnb, Cl A *	1,363	196,463
Allbirds, Cl A *	271	260
American Axle & Manufacturing Holdings *	322	2,605
American Eagle Outfitters	561	11,119
American Outdoor Brands *	39	334
America’s Car-Mart *	18	1,096
Aramark	882	25,649
Arhaus, Cl A *	100	1,169
Arko	219	1,708
Asbury Automotive Group *	64	13,380
AutoNation *	90	12,569
AutoZone *	62	171,252
BARK *	317	326
Bassett Furniture Industries	25	387
Bath & Body Works	760	32,422
Beazer Homes USA *	90	2,857
Best Buy	643	46,611
Beyond *	133	2,925
Big 5 Sporting Goods	50	251
Big Lots	79	453
Biglari Holdings, Cl B *	6	928
BJ’s Restaurants *	71	2,457
Bloomin’ Brands	263	7,001
Booking Holdings *	118	413,881
Boot Barn Holdings *	90	6,457
BorgWarner	784	26,578
Bowlero *	271	2,929
Bright Horizons Family Solutions *	176	17,292
Brinker International *	136	5,819
Brunswick	212	17,104
Buckle	94	3,496
Build-A-Bear Workshop, Cl A	42	946
Burlington Stores *	212	40,524
Caleres	101	3,168
Camping World Holdings, Cl A	128	3,181
Canoo *	1,490	304

COMMON STOCK — continued
	Shares	Value

CONSUMER DISCRETIONARY— continued
Capri Holdings *	345	$16,815
CarMax *	532	37,868
Carnival *	3,262	54,084
CarParts.com *	166	447
Carriage Services, Cl A	38	939
Carrols Restaurant Group	106	996
Carter’s	110	8,320
Carvana, Cl A *	250	10,765
Cato, Cl A	52	352
Cavco Industries *	25	8,298
Century Communities	90	7,803
Cheesecake Factory	145	4,984
Chegg *	336	3,310
Chewy, Cl A *	353	6,290
Children’s Place *	35	780
Chipotle Mexican Grill, Cl A *	94	226,424
Choice Hotels International	95	11,506
Chuy’s Holdings *	54	1,826
Citi Trends *	24	646
Columbia Sportswear	107	8,481
ContextLogic, Cl A *	57	249
Coursera *	344	6,584
Cracker Barrel Old Country Store	66	5,105
Cricut, Cl A	134	702
Crocs *	179	18,165
Dana	432	5,858
Darden Restaurants	402	65,357
Dave & Buster’s Entertainment *	126	6,745
Deckers Outdoor *	87	65,575
Denny’s *	159	1,690
Designer Brands, Cl A	120	1,028
Destination XL Group *	179	764
Dick’s Sporting Goods	206	30,708
Dillard’s, Cl A	26	10,069
Dine Brands Global	40	1,866
Domino’s Pizza	119	50,720
DoorDash, Cl A *	888	92,530
Dorman Products *	85	6,920
DR Horton	1,036	148,055
Dream Finders Homes, Cl A *	68	2,235
Duluth Holdings, Cl B *	58	283
Duolingo, Cl A *	112	20,036
Dutch Bros, Cl A *	123	3,303
eBay	1,750	71,872
El Pollo Loco Holdings *	83	769
Escalade	27	434
Ethan Allen Interiors	69	2,010
Etsy *	400	26,624
European Wax Center, Cl A *	101	1,499
EVgo, Cl A *	305	698
Expedia Group *	464	68,825
Figs, Cl A *	454	2,615
First Watch Restaurant Group *	77	1,652
Fisker *	567	455
Five Below *	183	32,841
Floor & Decor Holdings, Cl A *	354	35,598

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value

CONSUMER DISCRETIONARY— continued
Foot Locker	252	$7,096
Ford Motor	13,344	156,392
Fossil Group *	132	153
Fox Factory Holding *	129	8,132
Frontdoor *	283	9,271
Funko, Cl A *	82	580
GameStop, Cl A *	772	10,986
Gap	688	12,859
Garmin	570	68,109
Garrett Motion *	780	6,700
General Motors	4,582	177,782
Genesco *	32	889
Gentex	793	26,272
Gentherm *	97	4,671
Genuine Parts	468	65,628
G-III Apparel Group *	123	3,701
Goodyear Tire & Rubber *	857	11,947
GoPro, Cl A *	377	1,123
Graham Holdings, Cl B	11	7,924
Grand Canyon Education *	92	12,014
Green Brick Partners *	138	7,199
Group 1 Automotive	43	11,183
Groupon, Cl A *	50	683
GrowGeneration *	179	413
Guess?	82	1,832
H&R Block	452	21,172
Hanesbrands *	1,041	4,684
Harley-Davidson	440	14,278
Hasbro	406	19,874
Haverty Furniture	42	1,424
Helen of Troy *	71	8,129
Hibbett	37	2,466
Hilton Grand Vacations *	231	9,633
Hilton Worldwide Holdings	859	164,035
Holley *	150	715
Home Depot	3,368	1,188,769
Hooker Furnishings	32	739
Hovnanian Enterprises, Cl A *	15	2,535
Hyatt Hotels, Cl A	140	17,972
Installed Building Products	75	14,614
iRobot *	80	1,088
J Jill *	15	350
Jack in the Box	61	4,756
JAKKS Pacific *	23	721
Johnson Outdoors, Cl A	26	1,164
KB Home	247	14,719
Kohl’s	321	8,269
Kontoor Brands	165	9,672
Krispy Kreme	234	3,110
Kura Sushi USA, Cl A *	17	1,668
Landsea Homes *	48	604
Las Vegas Sands	1,089	53,274
Laureate Education, Cl A	394	4,972
La-Z-Boy, Cl Z	131	4,560
Lazydays Holdings *	39	191
LCI Industries	76	8,457

COMMON STOCK — continued
	Shares	Value

CONSUMER DISCRETIONARY— continued
Lear	198	$26,314
Legacy Housing *	32	756
Leggett & Platt	401	9,307
Lennar, Cl A	853	127,822
Leslie’s *	522	3,503
Levi Strauss, Cl A	270	4,396
LGI Homes *	67	7,907
Life Time Group Holdings *	168	2,234
Lincoln Educational Services *	84	753
Lindblad Expeditions Holdings *	103	952
Lithia Motors, Cl A	92	27,126
LKQ	877	40,930
Lovesac *	43	996
Lowe’s	1,928	410,356
Lucid Group *	2,576	8,707
Luminar Technologies, Cl A *	749	2,037
M/I Homes *	89	11,340
Macy’s	827	15,126
Malibu Boats, Cl A *	63	2,630
Marine Products	32	327
MarineMax *	61	1,708
Marriott International, Cl A	849	203,531
Marriott Vacations Worldwide	97	8,137
MasterCraft Boat Holdings *	52	1,007
Mattel *	1,093	19,554
McDonald’s	2,441	714,530
MDC Holdings	191	11,953
Meritage Homes	117	19,376
MGM Resorts International	954	41,375
Mister Car Wash *	263	2,183
Modine Manufacturing *	163	11,262
Mohawk Industries *	163	16,993
Mondee Holdings, Cl A *	70	163
Monro	92	2,931
Motorcar Parts of America *	57	520
Movado Group	46	1,269
Murphy USA	63	22,209
Nathan’s Famous	9	642
National Vision Holdings *	237	4,505
Nerdy *	188	577
NIKE, Cl B	3,877	393,632
Noodles, Cl A *	91	231
Nordstrom	300	5,445
Norwegian Cruise Line Holdings *	1,364	24,279
NVR *	10	70,753
ODP *	115	5,881
Ollie’s Bargain Outlet Holdings * .	191	13,739
ONE Group Hospitality *	74	326
OneWater Marine, Cl A *	33	833
O’Reilly Automotive *	203	207,679
Oxford Industries	46	4,367
Papa John’s International	99	7,275
Patrick Industries	66	6,626
Peloton Interactive, Cl A *	957	5,321
Penske Automotive Group	59	8,754
Perdoceo Education	196	3,548

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value

CONSUMER DISCRETIONARY— continued
Petco Health & Wellness, Cl A *	441	$1,054
PetMed Express	63	391
Planet Fitness, Cl A *	251	17,008
Polaris	164	14,753
Pool	129	47,891
Portillo’s, Cl A *	146	2,006
Potbelly *	67	843
PulteGroup	768	80,302
Purple Innovation, Cl A	262	267
PVH	181	21,767
QuantumScape, Cl A *	943	6,422
Qurate Retail *	970	786
Ralph Lauren, Cl A	120	17,240
RealReal *	241	463
Red Robin Gourmet Burgers *	45	458
Revolve Group, Cl A *	120	1,729
RH *	45	11,407
Rivian Automotive, Cl A *	2,207	33,789
Rocky Brands	22	616
Ross Stores	1,115	156,412
Rover Group, Cl A *	309	3,380
Royal Caribbean Cruises *	792	100,980
Sabre *	1,068	4,379
Sally Beauty Holdings *	327	4,029
SeaWorld Entertainment *	190	9,386
Service International	483	32,419
Shake Shack, Cl A *	117	8,841
Shoe Carnival	47	1,198
Signet Jewelers	131	13,032
Six Flags Entertainment *	268	6,756
Skechers USA, Cl A *	431	26,912
Skyline Champion *	164	11,231
Sleep Number *	61	628
Snap One Holdings *	52	411
Solid Power *	382	619
Solo Brands, Cl A *	78	218
Sonic Automotive, Cl A	41	2,073
Sonos *	363	5,656
Sportsman’s Warehouse Holdings *	113	435
Standard Motor Products	58	2,340
Starbucks	3,714	345,513
Steven Madden	215	9,004
Stitch Fix, Cl A *	249	797
Stoneridge *	80	1,423
Strategic Education	73	6,866
Stride *	122	7,314
Superior Group of	34	453
Sweetgreen, Cl A *	271	2,894
Tapestry	740	28,705
Target Hospitality *	105	1,015
Taylor Morrison Home, Cl A *	337	17,571
Tempur Sealy International	567	28,288
Tesla *	9,427	1,765,583
Texas Roadhouse, Cl A	226	28,413
Thor Industries	159	17,970
ThredUp, Cl A *	213	433

COMMON STOCK — continued
	Shares	Value

CONSUMER DISCRETIONARY— continued
Tile Shop Holdings *	75	$487
Tilly’s, Cl A *	66	484
TJX	3,837	364,170
Toll Brothers	376	37,356
TopBuild *	113	41,712
Topgolf Callaway Brands *	419	5,518
Tractor Supply	361	81,081
Traeger *	214	469
Travel + Leisure	216	8,731
TRI Pointe Group *	306	10,566
Udemy *	185	2,514
Ulta Beauty *	163	81,834
Under Armour, Cl A *	570	4,343
Unifi *	42	265
Universal Electronics *	34	302
Universal Technical Institute *	103	1,454
Upbound Group, Cl A	152	5,046
Urban Outfitters *	177	6,726
Vail Resorts	125	27,750
Valvoline *	423	15,435
Vera Bradley *	67	515
VF	1,004	16,526
Victoria’s Secret *	207	5,392
Visteon *	84	9,684
Vizio Holding, Cl A *	213	1,491
VOXX International, Cl A *	34	284
Vroom *	368	91
Warby Parker, Cl A *	245	3,124
Wayfair, Cl A *	260	13,065
Wendy’s	586	11,181
Weyco Group	16	514
Whirlpool	164	17,961
Williams-Sonoma	200	38,678
Wingstop	106	29,798
Winmark	9	3,246
Winnebago Industries	91	5,981
Wolverine World Wide	224	1,873
Workhorse Group *	604	160
Worthington Enterprises	96	5,476
WW International *	241	906
Wyndham Hotels & Resorts	253	19,716
Wynn Resorts	322	30,406
XPEL *	68	3,635
Xponential Fitness, Cl A *	70	774
YETI Holdings *	259	11,388
Yum! Brands	943	122,109
Zumiez *	48	824

		11,061,628

CONSUMER STAPLES — 3.7%
Alico	16	471
Andersons	99	5,218
Archer-Daniels-Midland	1,785	99,210
B&G Foods	214	2,153
Beauty Health *	263	771
BellRing Brands *	447	24,711

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
CONSUMER STAPLES— continued
Beyond Meat *	184	$1,218
BJ’s Wholesale Club Holdings *	448	28,824
Boston Beer, Cl A *	29	10,129
BRC, Cl A *	180	680
Brown-Forman, Cl B	1,012	55,559
Bunge Global	499	43,957
Calavo Growers	49	1,278
Cal-Maine Foods	132	7,316
Campbell Soup	660	29,456
Casey’s General Stores	123	33,377
Celsius Holdings *	357	17,814
Central Garden & Pet, Cl A *	120	4,954
Chefs’ Warehouse *	122	3,882
Clorox	407	59,117
Coca-Cola	14,404	856,894
Coca-Cola Consolidated	15	12,921
Colgate-Palmolive	2,757	232,139
Conagra Brands	1,576	45,940
Constellation Brands, Cl A	566	138,715
Coty, Cl A *	1,086	13,119
Darling Ingredients *	499	21,607
Dole	188	2,123
Dollar General	718	94,826
Dollar Tree *	739	96,528
Duckhorn Portfolio *	151	1,303
Edgewell Personal Care	155	5,743
elf Beauty *	170	27,120
Energizer Holdings	203	6,419
Estee Lauder, Cl A	631	83,286
Flowers Foods	598	13,634
Fresh Del Monte Produce	99	2,433
Freshpet *	140	12,054
General Mills	1,942	126,055
Grocery Outlet Holding *	281	6,963
Hain Celestial Group *	271	2,902
Herbalife *	283	3,410
Hershey	503	97,351
HF Foods Group *	109	545
Hormel Foods	964	29,277
Ingles Markets, Cl A	44	3,707
Ingredion	194	20,869
Inter Parfums	55	7,653
J&J Snack Foods	46	7,325
JM Smucker	344	45,243
John B Sanfilippo & Son	25	2,678
Kellanova	958	52,460
Keurig Dr Pepper	3,342	105,073
Kimberly-Clark	1,128	136,454
Kraft Heinz	3,821	141,874
Lamb Weston Holdings	482	49,376
Lancaster Colony	60	11,027
Limoneira	53	961
McCormick	843	57,459
Medifast	33	1,804
MGP Ingredients	42	3,568
Mission Produce *	125	1,249

COMMON STOCK — continued

	Shares	Value

CONSUMER STAPLES— continued
Molson Coors Beverage, Cl B	654	$40,411
Mondelez International, Cl A	4,601	346,317
Monster Beverage *	2,554	140,521
National Beverage *	66	3,052
Natural Grocers by Vitamin Cottage	36	538
Nature’s Sunshine Products *	45	784
Nu Skin Enterprises, Cl A	148	2,747
Oil-Dri Corp of America	15	974
Olaplex Holdings *	376	846
PepsiCo	4,648	783,328
Performance Food Group *	518	37,648
Pilgrim’s Pride *	124	3,369
Post Holdings *	153	14,209
PriceSmart	80	6,082
Reynolds Consumer Products	165	4,483
Seaboard	1	3,603
Seneca Foods, Cl A *	15	801
Simply Good Foods *	270	10,206
Sovos Brands *	152	3,352
SpartanNash	105	2,355
Spectrum Brands Holdings	107	8,412
Sprouts Farmers Market *	300	15,111
Sysco	1,670	135,153
Target	1,528	212,514
Tootsie Roll Industries	43	1,401
TreeHouse Foods *	171	7,199
Tyson Foods, Cl A	933	51,091
United Natural Foods *	173	2,579
US Foods Holding *	835	38,418
USANA Health Sciences *	34	1,592
Utz Brands	193	3,416
Village Super Market, Cl A	27	687
Vita Coco *	96	1,890
Vital Farms *	80	1,150
Waldencast, Cl A *	131	924
WD-40	41	10,618
Weis Markets	50	3,038
Westrock Coffee *	86	891
Whole Earth Brands *	92	366
WK Kellogg	245	3,176

		4,917,434

ENERGY — 4.7%
Aemetis *	105	382
Amplify Energy *	117	716
Antero Midstream	1,055	12,913
Antero Resources *	860	19,212
APA	1,028	32,207
Archrock	453	7,402
Ardmore Shipping	109	1,806
Atlas Energy Solutions, Cl A	119	2,067
Baker Hughes, Cl A	3,446	98,211
Berry	200	1,342
Bristow Group *	84	2,216
Cactus, Cl A	193	8,191

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value

ENERGY— continued
California Resources	176	$8,392
Callon Petroleum *	159	5,107
Centrus Energy, Cl A *	36	1,808
ChampionX	589	16,144
Cheniere Energy	801	131,356
Chesapeake Energy	376	28,993
Chevron	6,340	934,706
Chord Energy	123	18,953
Civitas Resources	235	15,235
Clean Energy Fuels *	510	1,504
CNX Resources *	484	9,777
Comstock Resources	281	2,195
ConocoPhillips	3,952	442,110
CONSOL Energy	100	9,460
Core Laboratories	139	2,192
Coterra Energy	2,486	61,852
Crescent Energy, Cl A	240	2,648
CVR Energy	315	10,625
Delek US Holdings	196	5,298
Devon Energy	2,129	89,460
DHT Holdings	428	4,759
Diamond Offshore Drilling *	317	3,867
Diamondback Energy	569	87,478
DMC Global *	57	970
Dorian LPG	112	4,193
Dril-Quip *	109	2,188
DT Midstream	305	16,375
Empire Petroleum *	33	220
Enviva	117	51
EOG Resources	1,919	218,363
Equities	1,301	46,055
Equitrans Midstream	1,323	13,481
Evolution Petroleum	92	516
Excelerate Energy, Cl A	80	1,226
Expro Group Holdings *	308	5,421
Exxon Mobil	13,409	1,378,538
Forum Energy Technologies *	29	572
FutureFuel	80	456
Gevo *	720	672
Granite Ridge Resources	188	1,030
Green Plains *	167	3,462
Gulfport Energy *	58	7,360
Hallador Energy *	70	597
Halliburton	3,011	107,342
Helix Energy Solutions Group *	437	4,108
Helmerich & Payne	291	11,716
Hess	917	128,866
Hess Midstream, Cl A	202	6,830
HF Sinclair	542	30,618
HighPeak Energy	61	833
International Seaways	105	5,632
Kinder Morgan	6,577	111,283
Kinetik Holdings, Cl A	43	1,398
KLX Energy Services Holdings *	39	379
Liberty Energy, Cl A	506	10,520
Magnolia Oil & Gas, Cl A	540	11,135

COMMON STOCK — continued

	Shares	Value

ENERGY— continued
Mammoth Energy Services *	140	$491
Marathon Oil	2,016	46,066
Marathon Petroleum	1,376	227,866
Matador Resources	332	18,223
Murphy Oil	454	17,570
Nabors Industries *	27	2,284
NACCO Industries, Cl A	11	399
New Fortress Energy, Cl A	325	10,800
Newpark Resources *	243	1,577
NextDecade *	472	2,402
Noble PLC	347	15,313
Northern Oil & Gas	278	9,313
NOV	1,279	24,953
Occidental Petroleum	2,943	169,429
Oceaneering International *	305	6,338
Oil States International *	193	1,191
ONEOK	1,929	131,654
Overseas Shipholding Group, Cl A	167	1,019
Ovintiv	747	31,688
Par Pacific Holdings *	182	6,659
Patterson-UTI Energy	1,126	12,492
PBF Energy, Cl A	340	17,173
Peabody Energy	402	10,733
Permian Resources, Cl A	1,266	17,071
Phillips 66	1,517	218,918
Pioneer Natural Resources	775	178,118
ProFrac Holding, Cl A *	58	459
ProPetro Holding *	247	2,090
Range Resources	771	22,390
Ranger Energy Services, Cl A	41	417
REX American Resources *	44	1,821
Riley Exploration Permian	8	178
Ring Energy *	387	538
RPC	291	2,127
SandRidge Energy	111	1,621
Schlumberger	4,790	233,273
SEACOR Marine Holdings *	69	729
Select Water Solutions, Cl A	279	2,168
SilverBow Resources *	50	1,328
Sitio Royalties, Cl A	245	5,219
SM Energy	351	13,015
Solaris Oilfield Infrastructure, Cl A	77	577
Southwestern Energy *	3,190	20,576
Talos Energy *	337	4,371
Targa Resources	743	63,125
TechnipFMC PLC	1,462	28,275
Teekay *	193	1,735
Tellurian *	1,728	866
TETRA Technologies *	362	1,517
Texas Pacific Land	26	37,995
Tidewater *	151	10,146
Transocean *	2,120	11,575
US Silica Holdings *	225	2,412
VAALCO Energy	317	1,350
Valero Energy	1,190	165,291

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value

ENERGY— continued
Vertex Energy *	247	$361
Viper Energy, Cl A	189	5,901
Vital Energy *	63	2,761
Vitesse Energy	65	1,366
W&T Offshore	296	900
Weatherford International *	222	19,880
Williams	4,095	141,933
World Kinect	182	4,108

		6,207,124

FINANCIALS — 15.7%
1st Source	54	2,823
Acacia Research *	299	1,169
ACNB	25	976
Affiliated Managers Group	106	15,777
Affirm Holdings, Cl A *	745	30,180
Aflac	1,827	154,089
AGNC Investment ‡	1,936	18,353
Alerus Financial	55	1,249
Allstate	882	136,930
Ally Financial	1,005	36,863
AlTi Global *	85	528
Amalgamated Financial	48	1,275
A-Mark Precious Metals	53	1,429
Ambac Financial Group *	138	2,242
Amerant Bancorp, Cl A	83	1,877
American Coastal Insurance *	60	694
American Equity Investment Life Holding *	237	13,085
American Express	2,476	497,032
American Financial Group	265	31,906
American International Group	2,421	168,284
American National Bankshares	31	1,404
Ameriprise Financial	346	133,843
Ameris Bancorp	205	10,176
AMERISAFE	57	2,841
Ames National	27	571
Angel Oak Mortgage REIT ‡	57	608
Annaly Capital Management ‡	1,732	33,237
Aon PLC, Cl A	677	202,037
Apollo Commercial Real Estate Finance ‡	438	4,888
Apollo Global Management	1,430	143,603
Arbor Realty Trust ‡	544	7,235
Arch Capital Group *	1,261	103,944
Ares Commercial Real Estate ‡	157	1,493
Ares Management, Cl A	519	63,048
ARMOUR Residential REIT ‡	145	2,770
Arrow Financial	52	1,310
Arthur J Gallagher	719	166,923
Artisan Partners Asset Management, Cl A	209	8,757
AssetMark Financial Holdings *	66	2,024
Associated Banc-Corp	456	9,581
Associated Capital Group	8	272
Assurant	197	33,086

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
Assured Guaranty	173	$14,035
Atlantic Union Bankshares	228	7,788
Atlanticus Holdings *	16	555
AvidXchange Holdings *	455	4,987
Axis Capital Holdings	241	14,344
Axos Financial *	170	9,423
B. Riley Financial	50	1,171
Banc of California	403	5,551
BancFirst	61	5,399
Bancorp *	165	7,201
Bank First	28	2,364
Bank of America	26,671	907,081
Bank of Hawaii	122	7,714
Bank of Marin Bancorp	46	901
Bank of New York Mellon	2,651	147,024
Bank OZK	331	14,931
BankUnited	230	6,500
Bankwell Financial Group	17	472
Banner	103	4,798
Bar Harbor Bankshares	45	1,184
BayCom	34	694
BCB Bancorp	45	559
Berkshire Hathaway, Cl B *	4,403	1,689,607
Berkshire Hills Bancorp	134	3,216
BGC Group, Cl A	745	5,260
BlackRock, Cl A	496	384,058
Blackstone, Cl A	2,393	297,809
Blackstone Mortgage Trust, Cl A ‡	505	9,969
Block, Cl A *	1,838	119,488
Blue Foundry Bancorp *	67	639
Blue Owl Capital, Cl A	1,386	21,538
BOK Financial	85	7,126
Bread Financial Holdings	150	5,440
Bridgewater Bancshares *	61	763
Brighthouse Financial *	198	10,250
Brightsphere Investment Group	127	2,809
BrightSpire Capital, Cl A ‡	401	2,867
Brookline Bancorp	270	2,916
Brown & Brown	793	61,505
BRP Group, Cl A *	194	4,353
Burke & Herbert Financial Services	19	1,110
Business First Bancshares	73	1,646
Byline Bancorp	88	1,922
C&F Financial	10	555
Cadence Bank	564	15,014
Cambridge Bancorp	23	1,578
Camden National	43	1,549
Cannae Holdings *	210	4,252
Cantaloupe *	202	1,376
Capital Bancorp	29	631
Capital City Bank Group	40	1,143
Capital One Financial	1,249	169,015
Capitol Federal Financial	380	2,409
Capstar Financial Holdings	54	982
Carlyle Group	612	24,492

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
Carter Bankshares *	69	$998
Cass Information Systems	38	1,640
Cathay General Bancorp	214	8,810
Cboe Global Markets	357	65,634
Central Pacific Financial	83	1,599
Central Valley Community Bancorp	30	583
Charles Schwab	5,651	355,561
Chemung Financial	11	512
Chimera Investment ‡	685	3,288
ChoiceOne Financial Services	21	560
Chubb	1,406	344,470
Cincinnati Financial	527	58,392
Citigroup	6,467	363,251
Citizens, Cl A *	140	392
Citizens & Northern	44	892
Citizens Financial Group	1,556	50,881
Citizens Financial Services	12	703
City Holding	46	4,702
Civista Bancshares	45	769
Claros Mortgage Trust ‡	380	4,461
CME Group, Cl A	1,187	244,332
CNA Financial	913	40,236
CNB Financial	64	1,366
CNO Financial Group	336	9,132
Coastal Financial *	33	1,317
Codorus Valley Bancorp	28	660
Cohen & Steers	79	5,563
Coinbase Global, Cl A *	595	76,279
Colony Bankcorp	50	611
Columbia Banking System	632	12,741
Columbia Financial *	85	1,528
Comerica	402	21,137
Commerce Bancshares	384	20,030
Community Bank System	162	7,415
Community Trust Bancorp	53	2,199
ConnectOne Bancorp	112	2,558
Corebridge Financial	504	12,182
Credit Acceptance *	25	13,527
CrossFirst Bankshares *	135	1,906
Cullen	180	19,102
Customers Bancorp *	85	4,542
CVB Financial	412	6,909
Diamond Hill Investment Group	8	1,276
Dime Community Bancshares	113	2,578
Discover Financial Services	839	88,531
Donegal Group, Cl A	46	690
Donnelley Financial Solutions *	85	5,280
Dynex Capital ‡	167	2,044
Eagle Bancorp	92	2,281
East West Bancorp	473	34,439
Eastern Bankshares	487	6,799
eHealth *	72	490
Ellington Financial ‡	200	2,442
Employers Holdings	80	3,338
Enact Holdings	90	2,564

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
Encore Capital Group *	69	$3,456
Enova International *	95	5,171
Enstar Group *	39	10,409
Enterprise Bancorp	28	796
Enterprise Financial Services	110	4,579
Equitable Holdings	1,103	36,057
Equity Bancshares, Cl A	42	1,380
Erie Indemnity, Cl A	85	29,396
Esquire Financial Holdings	21	1,047
ESSA Bancorp	25	475
Essent Group	321	17,706
Euronet Worldwide *	143	14,250
Evans Bancorp	16	472
Evercore, Cl A	108	18,547
Everest Group	113	43,501
EZCORP, Cl A *	153	1,316
F&G Annuities & Life	380	17,039
FactSet Research Systems	129	61,394
Farmers & Merchants Bancorp	38	859
Farmers National Banc	110	1,509
FB Financial	107	3,986
Federal Agricultural Mortgage, Cl C	29	5,402
Federated Hermes, Cl B	258	9,020
Fidelity D&D Bancorp	14	696
Fidelity National Financial	890	44,527
Fidelity National Information Services	1,989	123,835
Fifth Third Bancorp	2,263	77,485
Financial Institutions	46	961
First American Financial	304	18,346
First Bancorp	121	4,182
First Bancorp	29	725
First Bancshares	84	2,136
First Bank	74	1,017
First Busey	154	3,625
First Business Financial Services	24	882
First Citizens BancShares, Cl A	33	49,347
First Commonwealth Financial	310	4,343
First Community	21	393
First Community Bankshares	49	1,680
First Financial	35	1,380
First Financial Bancorp	285	6,390
First Financial Bankshares	422	13,179
First Foundation	163	1,552
First Hawaiian	390	8,459
First Horizon	1,851	26,358
First Internet Bancorp	24	792
First Interstate BancSystem, Cl A	272	7,473
First Merchants	180	6,086
First Mid Bancshares	65	2,046
First of Long Island	64	769
First Western Financial *	24	409
FirstCash Holdings	112	12,854
Fiserv *	2,052	291,117
Five Star Bancorp	30	715

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
FleetCor Technologies *	238	$69,003
Flushing Financial	85	1,363
Flywire *	356	7,608
FNB	1,092	14,393
Forge Global Holdings *	302	580
Franklin BSP Realty Trust ‡	256	3,282
Franklin Resources	961	25,591
FS Bancorp	20	736
Fulton Financial	501	7,811
FVCBankcorp *	44	540
GCM Grosvenor	127	1,104
Genworth Financial, Cl A *	1,411	8,706
German American Bancorp	84	2,783
Glacier Bancorp	334	12,912
Global Payments	886	118,042
Globe Life	312	38,320
GoHealth, Cl A *	23	272
Goldman Sachs Group	1,114	427,787
Goosehead Insurance, Cl A *	67	5,172
Granite Point Mortgage Trust ‡	156	875
Great Ajax ‡	66	389
Great Southern Bancorp	28	1,459
Green Dot, Cl A *	152	1,370
Greene County Bancorp	22	550
Greenlight Capital Re, Cl A *	61	696
Guaranty Bancshares	25	762
Hagerty, Cl A *	234	1,884
Hamilton Lane, Cl A	105	12,174
Hancock Whitney	265	11,954
Hanmi Financial	93	1,558
Hannon Armstrong Sustainable Infrastructure Capital ‡	332	7,898
Hanover Insurance Group	111	14,653
HarborOne Bancorp	123	1,343
Hartford Financial Services Group	1,030	89,569
HBT Financial	39	759
HCI Group	19	1,704
Heartland Financial USA	120	4,256
Heritage Commerce	180	1,600
Heritage Financial	105	2,116
Heritage Insurance Holdings *	56	337
Hilltop Holdings	140	4,409
Hingham Institution For Savings The	5	924
Hippo Holdings *	39	361
Home Bancorp	22	876
Home BancShares	570	13,361
HomeStreet	55	757
HomeTrust Bancshares	44	1,195
Hope Bancorp	344	3,812
Horace Mann Educators	125	4,604
Horizon Bancorp	131	1,717
Houlihan Lokey, Cl A	160	19,165
Huntington Bancshares	4,785	60,913
I3 Verticals, Cl A *	70	1,312
Independent Bank	138	7,736

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
Independent Bank Group	108	$5,222
Independent Bank/MI	62	1,577
Interactive Brokers Group, Cl A	337	29,909
Intercontinental Exchange	1,914	243,710
International Bancshares	164	8,669
International Money Express *	99	2,039
Invesco	1,359	21,513
Invesco Mortgage Capital ‡	144	1,267
Investors Title	4	669
Jack Henry & Associates	242	40,131
Jackson Financial, Cl A	227	11,366
James River Group Holdings	112	1,072
Jefferies Financial Group	518	21,114
John Marshall Bancorp	35	665
JPMorgan Chase	9,643	1,681,353
Kearny Financial	179	1,294
Kemper	184	11,040
KeyCorp	3,102	45,072
Kingsway Financial Services *	58	509
Kinsale Capital Group	76	30,215
KKR Real Estate Finance Trust ‡	208	2,546
Ladder Capital, Cl A ‡	350	3,826
Lakeland Bancorp	188	2,499
Lakeland Financial	75	5,022
Lazard, Cl A	336	13,097
LCNB	32	473
Lemonade *	152	2,405
LendingClub *	325	2,932
LendingTree *	37	1,197
Lincoln National	507	13,917
Live Oak Bancshares	102	3,710
Loews	633	46,120
LPL Financial Holdings	242	57,884
Luther Burbank *	64	614
M&T Bank	551	76,046
Macatawa Bank	80	853
MainStreet Bancshares	21	389
Markel Group *	45	67,384
MarketAxess Holdings	126	28,414
Marqeta, Cl A *	1,141	6,857
Marsh & McLennan	1,661	321,968
Mastercard, Cl A	2,817	1,265,481
MBIA	140	851
Mercantile Bank	47	1,884
Merchants Bancorp	50	2,165
Mercury General	99	3,965
MetLife	2,114	146,542
Metrocity Bankshares	55	1,315
Metropolitan Bank Holding *	29	1,406
MFA Financial ‡	325	3,601
MGIC Investment	861	17,082
Mid Penn Bancorp	45	962
Middlefield Banc	22	581
Midland States Bancorp	63	1,654
MidWestOne Financial Group	43	1,097
Moelis, Cl A	207	11,379

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
Moneylion *	13	$599
Moody’s	625	245,025
Morgan Stanley	4,295	374,696
Morningstar	90	25,137
Mr Cooper Group *	202	13,607
MSCI, Cl A	257	153,845
MVB Financial	36	771
Nasdaq	1,121	64,760
National Bank Holdings, Cl A	112	3,920
National Bankshares	17	548
National Western Life Group, Cl A	6	2,904
Navient	356	6,130
NBT Bancorp	142	5,051
Nelnet, Cl A	39	3,398
NerdWallet, Cl A *	113	1,730
New York Community Bancorp	2,178	14,089
New York Mortgage Trust ‡	281	2,205
NewtekOne	73	877
Nexpoint Real Estate Finance ‡	52	758
Nicolet Bankshares	40	3,111
NMI Holdings, Cl A *	249	7,948
Northeast Bank	26	1,426
Northeast Community Bancorp	40	689
Northern Trust	685	54,553
Northfield Bancorp	124	1,492
Northrim BanCorp	17	859
Northwest Bancshares	364	4,503
Norwood Financial	23	630
Oak Valley Bancorp	21	547
OceanFirst Financial	178	3,067
Ocwen Financial *	19	550
Old National Bancorp	885	14,572
Old Republic International	899	25,208
Old Second Bancorp	130	1,771
OneMain Holdings, Cl A	371	17,660
Open Lending, Cl A *	300	2,202
Oportun Financial *	77	283
Oppenheimer Holdings, Cl A	19	710
Orange County Bancorp	15	728
Orchid Island Capital, Cl A ‡	139	1,109
Origin Bancorp	71	2,166
Orrstown Financial Services	31	858
Oscar Health, Cl A *	380	4,758
P10, Cl A	133	1,224
Pacific Premier Bancorp	298	7,560
Palomar Holdings *	75	4,490
Park National	48	6,273
Parke Bancorp	31	574
Paymentus Holdings, Cl A *	49	777
Payoneer Global *	776	3,632
PayPal Holdings *	3,672	225,277
Paysafe *	86	1,280
PCB Bancorp	33	553
Peapack-Gladstone Financial	48	1,324
Penns Woods Bancorp	21	453
PennyMac Financial Services	143	12,472

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
PennyMac Mortgage Investment Trust ‡	271	$3,886
Peoples Bancorp	102	2,989
Peoples Financial Services	21	918
Perella Weinberg Partners, Cl A	124	1,457
Pinnacle Financial Partners	231	20,416
Pioneer Bancorp *	35	341
Piper Sandler	53	9,195
PJT Partners	71	6,828
Plumas Bancorp	15	529
PNC Financial Services Group	1,319	199,446
Ponce Financial Group *	58	525
PRA Group *	116	2,641
Preferred Bank	41	2,945
Premier Financial	110	2,298
Primerica	121	28,333
Primis Financial	65	858
Princeton Bancorp	14	457
Principal Financial Group	800	63,280
ProAssurance	160	2,154
PROG Holdings *	140	4,290
Progressive	1,979	352,757
Prosperity Bancshares	274	17,511
Provident Bancorp *	46	500
Provident Financial Services	214	3,542
Prudential Financial	1,216	127,595
QCR Holdings	50	2,921
Radian Group	483	13,997
Raymond James Financial	636	70,102
RBB Bancorp	46	814
Ready Capital ‡	528	4,950
Red River Bancshares	14	717
Redwood Trust ‡	349	2,342
Regional Management	28	683
Regions Financial	3,143	58,680
Reinsurance Group of America, Cl A	220	38,256
Remitly Global *	402	6,890
Renasant	167	5,282
Repay Holdings, Cl A *	246	1,929
Republic Bancorp, Cl A	27	1,382
Rithm Capital ‡	1,505	16,104
RLI	125	17,046
Robinhood Markets, Cl A *	1,420	15,251
Rocket, Cl A *	352	4,333
Ryan Specialty Holdings, Cl A *	296	12,823
S&P Global	1,075	481,999
S&T Bancorp	117	3,901
Safety Insurance Group	45	3,749
Sandy Spring Bancorp	135	3,291
Seacoast Banking Corp of Florida	259	6,368
Security National Financial, Cl A *	40	313
SEI Investments	337	21,312
Selective Insurance Group	187	19,609
Selectquote *	427	474

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
ServisFirst Bancshares	153	$10,272
Shift4 Payments, Cl A *	173	12,423
Shore Bancshares	94	1,216
Sierra Bancorp	40	830
Silvercrest Asset Management Group, Cl A	28	467
Simmons First National, Cl A	388	7,376
Skyward Specialty Insurance Group *	57	1,773
SLM	708	14,075
SmartFinancial	44	1,023
SoFi Technologies *	2,703	21,164
South Plains Financial	37	1,002
Southern First Bancshares *	23	862
Southern Missouri Bancorp	29	1,265
Southern States Bancshares	20	511
Southside Bancshares	89	2,786
SouthState	233	19,392
Starwood Property Trust ‡	917	18,643
State Street	1,065	78,672
Stellar Bancorp	150	3,760
StepStone Group, Cl A	156	5,218
Sterling Bancorp *	55	298
Stewart Information Services	85	5,241
Stifel Financial	315	22,979
Stock Yards Bancorp	82	4,077
StoneX Group *	83	5,424
Summit Financial Group	37	1,047
SWK Holdings *	38	657
Synchrony Financial	1,393	54,146
Synovus Financial	447	16,834
T Rowe Price Group	741	80,361
Texas Capital Bancshares *	143	8,723
TFS Financial	161	2,145
Third Coast Bancshares *	36	684
Timberland Bancorp	22	615
Tiptree	67	1,268
Toast, Cl A *	1,051	18,676
Tompkins Financial	40	1,976
Towne Bank	208	5,847
TPG, Cl A	198	8,243
TPG RE Finance Trust ‡	181	1,102
Tradeweb Markets, Cl A	383	36,534
Travelers	771	162,959
TriCo Bancshares	94	3,417
Triumph Financial *	65	4,592
Truist Financial	4,480	166,029
Trupanion *	102	2,774
TrustCo Bank NY	57	1,647
Trustmark	172	4,642
Two Harbors Investment ‡	309	3,847
UMB Financial	141	11,633
United Bankshares	405	14,519
United Community Banks	363	9,916
United Fire Group	66	1,479
Unity Bancorp	22	603

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
Universal Insurance Holdings	85	$1,413
Univest Financial	89	1,890
Unum Group	568	27,457
Upstart Holdings *	224	7,114
US Bancorp	5,145	213,723
USCB Financial Holdings *	32	388
UWM Holdings	264	1,769
Valley National Bancorp	1,306	12,564
Velocity Financial *	60	945
Veritex Holdings	162	3,404
Victory Capital Holdings, Cl A	117	3,946
Virginia National Bankshares	14	462
Virtu Financial, Cl A	270	4,533
Virtus Investment Partners	21	4,958
Visa, Cl A	5,448	1,488,720
Voya Financial	358	25,908
WaFd	194	5,634
Walker & Dunlop	98	9,466
Washington Trust Bancorp	52	1,446
Waterstone Financial	55	732
Webster Financial	577	28,543
Wells Fargo	12,248	614,605
WesBanco	178	5,223
West Bancorporation	44	828
Westamerica Bancorporation	80	3,818
Western Alliance Bancorp	336	21,491
Western Union	1,156	14,531
WEX *	144	29,432
Willis Towers Watson PLC	350	86,205
Wintrust Financial	185	17,941
WisdomTree	353	2,390
World Acceptance *	16	2,101
WR Berkley	683	55,883
WSFS Financial	187	8,341
Zions Bancorp	447	18,729

		20,904,345

HEALTH CARE — 3.5%
2seventy bio *	130	668
Absci *	198	784
ACADIA Pharmaceuticals *	506	13,110
Accuray *	273	707
Acumen Pharmaceuticals *	138	439
AdaptHealth, Cl A *	221	1,596
Adaptive Biotechnologies *	434	1,593
ADMA Biologics *	680	3,529
Adverum Biotechnologies *	276	290
Aerovate Therapeutics *	53	1,023
Agenus *	1,179	787
Agios Pharmaceuticals *	166	3,755
Akebia Therapeutics *	514	864
Akero Therapeutics *	162	3,501
Aldeyra Therapeutics *	257	804
Alector *	199	1,186
Align Technology *	238	63,622
Alkermes PLC *	511	13,823

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value

HEALTH CARE— continued
Allakos *	203	$258
Allogene Therapeutics *	327	1,151
Allovir *	179	129
Alnylam Pharmaceuticals *	432	74,697
Alphatec Holdings *	238	3,829
ALX Oncology Holdings *	57	821
American Well, Cl A *	687	721
Amicus Therapeutics *	850	10,565
Anavex Life Sciences *	245	1,463
AngioDynamics *	119	702
Anika Therapeutics *	44	1,035
Apellis Pharmaceuticals *	306	19,367
Applied Therapeutics *	126	394
Arcus Biosciences *	148	2,241
Arcutis Biotherapeutics *	138	810
Arrowhead Pharmaceuticals *	326	10,465
ARS Pharmaceuticals *	124	770
Artivion *	121	2,023
Astria Therapeutics *	76	990
Atara Biotherapeutics *	287	179
AtriCure *	143	4,871
Atrion	4	1,360
Avanos Medical *	160	3,070
Avantor *	2,207	50,739
Avidity Biosciences *	217	2,654
Avita Medical *	81	1,358
Axonics *	153	10,386
Azenta *	180	11,736
BioCryst Pharmaceuticals *	595	3,153
BioLife Solutions *	131	2,227
BioMarin Pharmaceutical *	640	56,371
Biomea Fusion *	93	1,681
Blueprint Medicines *	186	14,793
Boston Scientific *	4,936	312,251
Butterfly Network *	437	394
Cardinal Health	846	92,375
CareDx *	159	1,361
Catalyst Pharmaceuticals *	286	4,118
Celcuity *	32	483
Cencora, Cl A	572	133,093
Cerevel Therapeutics Holdings *	254	10,643
Certara *	337	5,446
Cerus *	529	957
Cogent Biosciences *	204	904
Coherus Biosciences *	310	666
Computer Programs and Systems *	43	436
CONMED	95	9,082
Crinetics Pharmaceuticals *	169	6,165
CryoPort *	143	2,075
Cullinan Oncology *	83	1,257
Cutera *	55	145
CVRx *	40	1,005
Cytokinetics *	296	23,126
Day One Biopharmaceuticals *	178	2,679
Deciphera Pharmaceuticals *	145	2,076
Definitive Healthcare, Cl A *	137	1,164

COMMON STOCK — continued

	Shares	Value

HEALTH CARE— continued
Denali Therapeutics *	338	$5,411
DENTSPLY SIRONA	652	22,657
Dexcom *	1,356	164,551
Dianthus Therapeutics *	32	608
Doximity, Cl A *	375	10,106
Dyne Therapeutics *	103	2,204
Eagle Pharmaceuticals *	35	205
Edwards Lifesciences *	2,009	157,646
Embecta	175	2,999
Entrada Therapeutics *	53	772
Envista Holdings *	495	11,632
Erasca *	278	464
Evolent Health, Cl A *	324	9,529
Exact Sciences *	622	40,679
Exelixis *	962	20,933
Fate Therapeutics *	304	1,873
Genelux *	62	656
Glaukos *	145	12,909
Globus Medical, Cl A *	359	18,965
GoodRx Holdings, Cl A *	233	1,398
Gossamer Bio *	556	467
Haemonetics *	156	11,928
Halozyme Therapeutics *	396	13,405
Harvard Bioscience *	115	506
Health Catalyst *	162	1,583
HealthStream	73	1,943
Henry Schein *	427	31,957
Heron Therapeutics *	420	1,012
HilleVax *	61	864
Hologic *	818	60,892
Humacyte *	216	717
Icosavax *	105	1,608
ICU Medical *	62	5,675
Ideaya Biosciences *	160	6,965
IDEXX Laboratories *	273	140,617
IGM Biosciences *	68	715
Immuneering, Cl A *	60	352
ImmunoGen *	825	24,189
Immunovant *	165	6,008
Inari Medical *	151	8,599
Inhibrx *	105	4,046
Inogen *	76	541
Inozyme Pharma *	133	731
Insmed *	427	11,871
Inspire Medical Systems *	94	19,822
Insulet *	243	46,381
Integer Holdings *	102	10,335
Integra LifeSciences Holdings *	222	8,913
Intuitive Surgical *	1,207	456,512
IQVIA Holdings *	606	126,187
iRadimed	23	952
iRhythm Technologies *	93	11,140
iTeos Therapeutics *	89	886
Janux Therapeutics *	92	788
KalVista Pharmaceuticals *	86	1,356
Karuna Therapeutics *	107	33,536

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value

HEALTH CARE— continued
Kiniksa Pharmaceuticals, Cl A *	102	$1,798
Kodiak Sciences *	161	646
KORU Medical Systems *	127	264
Krystal Biotech *	73	8,121
Kura Oncology *	191	3,847
Kymera Therapeutics *	146	4,786
Lantheus Holdings *	210	10,905
Larimar Therapeutics *	75	434
LeMaitre Vascular	60	3,482
Lifecore Biomedical *	91	594
LivaNova PLC *	168	8,178
Lyell Immunopharma *	378	692
Madrigal Pharmaceuticals *	44	9,535
MannKind *	747	2,495
Masimo *	146	18,825
McKesson	457	228,450
Medpace Holdings *	74	21,577
Medtronic PLC	4,475	391,742
Merit Medical Systems *	179	14,016
Merrimack Pharmaceuticals *	43	576
Mesa Laboratories	15	1,374
Mettler-Toledo International *	71	85,000
Mineralys Therapeutics *	55	600
Mirati Therapeutics *	201	141
Mirum Pharmaceuticals *	80	2,117
Monte Rosa Therapeutics *	95	503
Morphic Holding *	114	3,613
Multiplan *	896	905
Mural Oncology PLC *	51	224
Myriad Genetics *	243	5,198
Nautilus Biotechnology, Cl A *	163	453
Neogen *	658	10,199
Neurocrine Biosciences *	319	44,587
Nevro *	108	1,788
Nkarta *	108	976
Nurix Therapeutics *	137	1,082
Nuvalent, Cl A *	86	6,465
Olema Pharmaceuticals *	130	1,695
Omnicell *	137	4,407
OptimizeRx *	49	692
OraSure Technologies *	218	1,607
Organogenesis Holdings, Cl A *	245	808
ORIC Pharmaceuticals *	96	1,055
Orthofix Medical *	109	1,514
OrthoPediatrics *	49	1,280
Outset Medical *	159	483
Owens & Minor *	217	4,277
Paragon 28 *	148	1,877
Patterson	266	7,943
PDL BioPharma *,(A)	64	—
PDS Biotechnology *	90	482
Penumbra *	125	31,524
PepGen *	56	562
PetIQ, Cl A *	83	1,492
Phreesia *	161	4,102
PMV Pharmaceuticals *	139	245

COMMON STOCK — continued

	Shares	Value

HEALTH CARE— continued
Prime Medicine *	102	$648
PROCEPT BioRobotics *	150	6,945
Protagonist Therapeutics *	173	4,327
PTC Therapeutics *	219	5,714
Pulmonx *	101	1,341
Puma Biotechnology *	122	573
Quanterix *	103	2,275
Quantum-Si *	298	465
QuidelOrtho *	148	10,136
RAPT Therapeutics *	96	2,376
Recursion Pharmaceuticals, Cl A *	408	3,839
Reneo Pharmaceuticals *	59	97
Replimune Group *	131	1,017
ResMed	511	97,192
REVOLUTION Medicines *	114	3,169
Rigel Pharmaceuticals *	525	614
RxSight *	87	3,959
Sanara Medtech *	10	338
Schrodinger *	186	4,920
Scilex Holding Co - Restricted *	122	1,240
Seer, Cl A *	129	222
Semler Scientific *	16	709
Senseonics Holdings *	1,409	792
Seres Therapeutics *	278	314
Sharecare *	842	951
Shockwave Medical *	120	27,150
SI-BONE *	113	2,284
Sight Sciences *	87	369
Silk Road Medical *	108	1,634
Simulations Plus	48	1,819
Sotera Health *	307	4,519
SpringWorks Therapeutics *	155	6,840
STAAR Surgical *	151	4,230
Standard BioTools *	1	2
Stereotaxis *	209	422
STERIS PLC	335	73,348
Stryker	1,201	402,911
Surmodics *	42	1,479
Sutro Biopharma *	165	716
Syndax Pharmaceuticals *	184	3,770
Tactile Systems Technology *	76	1,153
Tandem Diabetes Care *	201	4,583
Tango Therapeutics *	161	1,892
Tela Bio *	52	359
Teladoc Health *	506	9,832
Teleflex	159	38,610
TG Therapeutics *	550	8,932
TransMedics Group *	97	8,320
Travere Therapeutics *	227	2,027
Treace Medical Concepts *	135	1,820
Twist Bioscience *	169	5,476
Tyra Biosciences *	59	791
UFP Technologies *	19	3,202
United Therapeutics *	155	33,291
Vanda Pharmaceuticals *	169	608
Varex Imaging *	123	2,370

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value

HEALTH CARE— continued
Vaxcyte *	268	$19,141
Veeva Systems, Cl A *	474	98,312
Vera Therapeutics, Cl A *	88	3,205
Veracyte *	224	5,604
Veradigm *	328	2,995
Verastem *	59	693
Verve Therapeutics *	128	1,385
Viking Therapeutics *	269	6,494
Viridian Therapeutics *	116	2,233
Vor BioPharma *	163	375
West Pharmaceutical Services	249	92,884
XOMA *	36	719
Y-mAbs Therapeutics *	106	1,356
Zimmer Biomet Holdings	703	88,297
Zimvie *	72	1,259
Zura Bio, Cl A *	64	182
Zymeworks *	194	2,103
Zynex *	66	781

		4,660,370

INDUSTRIALS — 9.4%
374Water *	172	206
3D Systems *	391	1,873
3M	1,844	173,981
AAON	216	15,120
AAR *	103	6,264
ABM Industries	199	8,117
ACCO Brands	281	1,709
Acuity Brands	96	22,863
ACV Auctions, Cl A *	403	5,227
Advanced Drainage Systems	232	30,257
AECOM	462	40,744
AeroVironment *	81	9,772
AerSale *	73	679
AGCO	212	25,934
Air Lease, Cl A	318	13,296
Air Transport Services Group *	171	2,649
Alamo Group	35	7,430
Alaska Air Group *	383	13,723
Albany International, Cl A	96	8,535
Alight, Cl A *	1,207	10,766
Allegiant Travel, Cl A	46	3,606
Allegion PLC	293	36,300
Allient	34	947
Allison Transmission Holdings	279	16,891
Alta Equipment Group	72	770
Ameresco, Cl A *	96	1,961
American Airlines Group *	2,155	30,666
American Superconductor *	90	990
American Woodmark *	51	4,655
AMETEK	780	126,399
AO Smith	418	32,441
API Group *	647	20,393
Apogee Enterprises	68	3,591
Applied Industrial Technologies	118	20,822
ArcBest	76	9,054

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS— continued
Archer Aviation, Cl A *	458	$2,212
Arcosa	148	11,585
Argan	39	1,729
Aris Water Solutions, Cl A	78	679
Armstrong World Industries	138	13,691
Array Technologies *	435	5,759
ASGN *	143	13,273
Astec Industries	53	1,887
Astronics *	79	1,336
Asure Software *	68	601
Atkore *	119	18,151
Automatic Data Processing	1,328	326,396
Avis Budget Group	123	20,136
Axon Enterprise *	238	59,276
AZEK, Cl A *	458	17,661
AZZ	74	4,621
Babcock & Wilcox Enterprises *	244	322
Barnes Group	147	4,867
Barrett Business Services	20	2,245
Beacon Roofing Supply *	165	13,677
BlackSky Technology *	274	348
Blade Air Mobility *	134	399
Blink Charging *	178	427
Bloom Energy, Cl A *	574	6,498
Blue Bird *	72	2,097
BlueLinx Holdings *	29	3,345
Boise Cascade	127	17,203
Booz Allen Hamilton Holding, Cl A	446	62,783
Bowman Consulting Group, Cl A *	35	1,099
Brady, Cl A	137	8,252
BrightView Holdings *	120	1,072
Brink’s	139	11,237
Broadridge Financial Solutions	393	80,251
Builders FirstSource *	444	77,136
CACI International, Cl A *	75	25,780
Cadre Holdings	57	1,937
Carlisle	167	52,481
Carrier Global	2,918	159,644
Casella Waste Systems, Cl A *	171	14,593
Caterpillar	1,757	527,645
CBIZ *	149	9,485
CECO Environmental *	89	1,720
CH Robinson Worldwide	383	32,207
ChargePoint Holdings *	839	1,594
Chart Industries *	129	15,057
Cintas	292	176,534
Clean Harbors *	163	27,378
Columbus McKinnon	87	3,399
Comfort Systems USA	110	23,922
Commercial Vehicle Group *	90	584
Concentrix	144	12,797
Concrete Pumping Holdings *	75	579
Conduent *	507	1,825
Construction Partners, Cl A *	133	6,052
Copart *	2,933	140,901

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS— continued
Core & Main, Cl A *	353	$14,582
CoreCivic *	348	4,949
Covenant Logistics Group, Cl A	22	1,064
CRA International	21	2,252
CSG Systems International	94	4,729
CSW Industrials	47	9,944
CSX	6,651	237,441
Cummins	472	112,949
Curtiss-Wright	129	28,712
Custom Truck One Source *	191	1,249
Daseke *	114	928
Dayforce *	483	33,578
Deere	915	360,126
Delta Air Lines	2,146	83,994
Deluxe	125	2,364
Desktop Metal, Cl A *	652	423
Distribution Solutions Group *	138	4,405
DNOW *	327	3,299
Donaldson	404	26,094
Douglas Dynamics	70	1,761
Dover	464	69,498
Driven Brands Holdings *	183	2,399
Ducommun *	42	2,073
Dun & Bradstreet Holdings	781	9,052
DXP Enterprises *	42	1,353
Dycom Industries *	83	9,271
Eagle Bulk Shipping	21	1,158
Eaton PLC	1,370	337,129
EMCOR Group	157	35,813
Emerson Electric	1,925	176,580
Encore Wire	49	11,050
Energy Recovery *	160	2,482
Energy Vault Holdings *	225	342
Enerpac Tool Group, Cl A	167	5,215
EnerSys	124	11,851
Ennis	76	1,548
Enovix *	401	3,733
Enpro	67	10,008
Enviri *	243	2,092
Eos Energy Enterprises *	381	423
Equifax	406	99,202
Esab	189	16,252
ESCO Technologies	78	7,946
Eve Holding *	73	453
EVI Industries	19	439
ExlService Holdings *	481	15,046
Expeditors International of Washington	496	62,660
Exponent	149	13,140
Fastenal	1,937	132,162
Federal Signal	182	14,010
FedEx	784	189,171
First Advantage	155	2,537
FiscalNote Holdings *	316	392
Flowserve	398	15,892
Fluence Energy, Cl A *	177	3,517

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS— continued
Fluor *	438	$16,517
Forrester Research *	34	866
Fortive	1,176	91,940
Fortune Brands Innovations	439	34,062
Forward Air	76	3,369
Franklin Covey *	34	1,375
Franklin Electric	120	11,311
Frontier Group Holdings *	115	560
FTAI Aviation	314	16,940
FTAI Infrastructure	306	1,304
FTI Consulting *	110	21,077
FuelCell Energy *	1,317	1,580
Gates Industrial PLC *	456	5,873
GATX	110	13,492
Genco Shipping & Trading	121	2,122
Gencor Industries *	36	562
Generac Holdings *	235	26,712
GEO Group *	376	4,181
Gibraltar Industries *	94	7,607
Global Industrial	22	936
GMS *	126	10,604
Gorman-Rupp	70	2,337
Graco	561	47,853
GrafTech International	585	778
Granite Construction	142	6,406
Great Lakes Dredge & Dock *	192	1,467
Greenbrier	93	4,228
Griffon	157	9,147
GXO Logistics *	358	19,468
H&E Equipment Services	98	5,271
Hawaiian Holdings *	143	2,038
Hayward Holdings *	656	8,213
Healthcare Services Group *	229	2,162
Heartland Express	134	1,735
HEICO	141	25,322
Heidrick & Struggles International	60	1,798
Helios Technologies	99	4,085
Herc Holdings	85	12,537
Hertz Global Holdings *	915	7,640
Hexcel	260	17,261
Hillenbrand	214	9,966
Hillman Solutions *	596	5,239
HireRight Holdings *	35	434
HNI	149	6,050
Honeywell International	2,233	451,647
Howmet Aerospace	1,390	78,201
Hub Group, Cl A *	188	8,513
Hubbell, Cl B	186	62,416
Hudson Technologies *	118	1,496
Huron Consulting Group *	58	6,005
Hyliion Holdings *	380	399
Hyster-Yale Materials Handling	26	1,709
Hyzon Motors *	264	203
IBEX Holdings *	30	541
ICF International	57	7,925

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS— continued
IDEX	249	$52,664
IES Holdings *	60	4,918
Illinois Tool Works	1,016	265,074
Ingersoll Rand	1,373	109,648
Innodata *	80	830
Insperity	107	12,272
Insteel Industries	57	1,974
Interface, Cl A	175	2,172
ITT	277	33,456
Janus International Group *	345	4,882
JB Hunt Transport Services	277	55,671
JELD-WEN Holding *	260	4,836
JetBlue Airways *	1,000	5,310
Joby Aviation *	1,175	6,416
John Bean Technologies	96	9,481
Johnson Controls International PLC	2,302	121,292
Kadant	38	10,868
Kaman	85	3,829
Karat Packaging	21	507
KBR	410	21,365
Kelly Services, Cl A	96	1,973
Kennametal	230	5,640
Kforce	58	3,964
Kirby *	184	14,473
Knight-Swift Transportation Holdings, Cl A	519	29,780
Korn Ferry	160	9,387
Landstar System	110	21,089
LanzaTech Global *	426	1,855
Legalzoom.com *	339	3,495
Lennox International	111	47,526
Leonardo DRS *	157	3,047
Limbach Holdings *	28	1,204
Lincoln Electric Holdings	190	42,222
Lindsay	34	4,424
Liquidity Services *	67	1,169
LSI Industries	84	1,147
Luxfer Holdings PLC	83	683
Lyft, Cl A *	990	12,365
Manitowoc *	104	1,674
ManpowerGroup	150	11,121
Markforged Holding *	305	207
Marten Transport	175	3,238
Masco	761	51,208
MasTec *	154	10,113
Masterbrand *	399	5,614
Matrix Service *	78	724
Matson	108	12,099
Matthews International, Cl A	90	2,961
Maximus	186	15,088
Mayville Engineering *	41	520
McGrath RentCorp	72	9,047
MDU Resources Group	599	11,687
Mercury Systems *	175	5,191
Microvast Holdings *	628	589

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS— continued
Middleby *	175	$24,687
Miller Industries	34	1,369
MillerKnoll	226	6,009
Mistras Group *	54	420
Montrose Environmental Group * .	86	2,512
Moog, Cl A	86	12,023
MRC Global *	259	2,761
MSA Safety	113	18,648
MSC Industrial Direct, Cl A	173	17,072
Mueller Industries	171	8,208
Mueller Water Products, Cl A	469	6,430
MYR Group *	49	7,049
NEXTracker, Cl A *	143	6,474
Nikola *	2,600	1,943
Nordson	170	42,792
Norfolk Southern	755	177,606
Northwest Pipe *	31	942
NuScale Power *	126	364
NV5 Global *	42	4,405
nVent Electric PLC	554	33,262
Old Dominion Freight Line	328	128,255
Omega Flex	10	698
OPENLANE *	332	4,675
Oshkosh	202	22,240
Otis Worldwide	1,374	121,517
Owens Corning	304	46,065
PACCAR	1,738	174,478
PAM Transportation Services *	18	373
Pangaea Logistics Solutions	76	708
Park Aerospace	58	856
Parker-Hannifin	430	199,735
Park-Ohio Holdings	27	668
Parsons *	376	24,496
Paychex	1,061	129,156
Paycom Software	97	18,453
Paycor HCM *	173	3,361
Paylocity Holding *	120	19,009
Pentair PLC	560	40,975
PGT Innovations *	174	7,172
Pitney Bowes	461	1,895
Planet Labs PBC *	486	1,098
Plug Power *	1,606	7,147
Powell Industries	28	3,319
Preformed Line Products	8	978
Primoris Services	162	5,314
Proto Labs *	79	2,851
Quad *	78	426
Quanex Building Products	102	3,184
Quanta Services	461	89,457
Radiant Logistics *	110	675
RBC Bearings *	95	25,511
Regal Rexnord	221	29,495
Republic Services, Cl A	1,062	181,729
Resideo Technologies *	451	7,563
Resources Connection	98	1,319
REV Group	93	1,815

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS— continued
Robert Half	345	$27,441
Rocket Lab USA *	859	4,166
Rockwell Automation	391	99,033
Rollins	952	41,231
Rush Enterprises, Cl A	197	8,825
RXO *	343	7,134
Ryder System	136	15,446
Saia *	94	42,355
Schneider National, Cl B	171	4,193
Science Applications International	161	20,553
Sensata Technologies Holding PLC	461	16,674
SES AI *	507	664
Shoals Technologies Group, Cl A *	474	6,243
Shyft Group	100	1,083
Simpson Manufacturing	146	26,425
SiteOne Landscape Supply *	122	18,855
SkyWest *	126	6,711
Snap-on	176	51,028
Southwest Airlines	1,984	59,302
SP Plus *	58	3,000
Spirit AeroSystems Holdings, Cl A *	342	9,391
Spirit Airlines	320	2,013
SPX Technologies *	136	13,687
SS&C Technologies Holdings	708	43,202
Standex International	35	5,168
Stanley Black & Decker	504	47,023
Steelcase, Cl A	263	3,335
Stem *	427	1,264
Stericycle *	281	13,488
Sterling Check *	242	3,301
Sterling Infrastructure *	94	7,059
Sun Country Airlines Holdings *	120	1,633
SunPower, Cl A *	250	758
Sunrun *	628	9,093
Symbotic, Cl A *	73	3,141
TaskUS, Cl A *	66	821
Tennant	60	5,671
Terex	205	12,593
Terran Orbital *	432	358
Tetra Tech	174	27,523
Thermon Group Holdings *	103	3,376
Timken	194	15,891
Titan International *	156	2,303
Titan Machinery *	63	1,684
Toro	347	32,091
TPI Composites *	118	319
Trane Technologies PLC	857	216,007
Transcat *	26	2,861
TransDigm Group	184	201,053
TransUnion	647	44,766
Trex *	377	30,718
TriNet Group *	169	19,215
Trinity Industries	246	6,184

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS— continued
Triumph Group *	234	$3,791
TrueBlue *	92	1,268
TTEC Holdings	58	1,182
TuSimple Holdings, Cl A *	409	94
Tutor Perini *	126	1,129
Uber Technologies *	6,659	434,633
UFP Industries	185	20,988
U-Haul Holding, Cl B	261	16,670
UniFirst	45	7,624
Union Pacific	2,041	497,861
United Airlines Holdings *	1,074	44,442
United Parcel Service, Cl B	2,413	342,405
United Rentals	230	143,842
Universal Logistics Holdings	20	610
Upwork *	347	4,757
Valmont Industries	64	14,445
Velo3D *	278	87
Verisk Analytics, Cl A	473	114,244
Verra Mobility, Cl A *	507	12,122
Vertiv Holdings, Cl A	1,186	66,807
Viad *	61	2,017
Vicor *	66	2,486
Virgin Galactic Holdings *	1,025	1,825
VSE	42	2,609
Wabash National	146	3,694
Waste Management	1,352	250,972
Watsco	115	44,963
Watts Water Technologies, Cl A	83	16,435
Werner Enterprises	190	7,515
WESCO International	151	26,202
Westinghouse Air Brake Technologies	593	78,021
Willdan Group *	38	727
WillScot Mobile Mini Holdings, Cl A *	636	30,083
Woodward	192	26,452
WW Grainger	154	137,929
XPO *	391	33,407
Xylem	813	91,463
Zurn Elkay Water Solutions	448	13,283

		12,533,275

INFORMATION TECHNOLOGY — 33.6%
8x8 *	339	1,139
908 Devices *	74	524
A10 Networks	208	2,781
Accenture PLC, Cl A	2,126	773,609
ACI Worldwide *	327	9,833
ACM Research, Cl A *	138	2,376
Adeia	321	3,897
Adobe *	1,552	958,795
ADTRAN Holdings	222	1,391
Advanced Energy Industries	111	11,564
Advanced Micro Devices *	5,837	978,731
Aehr Test Systems *	84	1,247
Agilysys *	74	6,195

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY— continued
Akamai Technologies *	506	$62,354
Alarm.com Holdings *	143	8,697
Alkami Technology *	145	3,570
Allegro MicroSystems *	222	5,759
Alpha & Omega Semiconductor *	68	1,745
Altair Engineering, Cl A *	163	13,858
Alteryx, Cl A *	179	8,495
Ambarella *	116	6,097
Amdocs	407	37,314
American Software, Cl A	96	1,088
Amkor Technology	351	11,113
Amphenol, Cl A	2,017	203,919
Amplitude, Cl A *	183	2,372
Analog Devices	1,680	323,165
ANSYS *	295	96,710
Appfolio, Cl A *	56	12,279
Appian, Cl A *	124	4,046
Apple	53,308	9,829,995
Applied Digital *	212	1,090
Applied Materials	2,858	469,569
AppLovin, Cl A *	502	20,647
Arista Networks *	885	228,932
Arlo Technologies *	269	2,389
Arrow Electronics *	171	19,007
Arteris *	62	384
Asana, Cl A *	231	4,024
Aspen Technology *	85	16,265
Atlassian, Cl A *	503	125,634
Atomera *	73	574
Aurora Innovation, Cl A *	2,066	6,177
Autodesk *	718	182,236
AvePoint *	298	2,295
Aviat Networks *	34	1,014
Avnet	277	12,548
Axcelis Technologies *	99	12,875
Badger Meter	90	12,959
Bel Fuse, Cl B	32	2,140
Belden	129	9,569
Benchmark Electronics	106	2,875
Bentley Systems, Cl B	687	34,625
BigCommerce Holdings *	189	1,546
BILL Holdings *	303	23,649
Bit Digital *	255	673
Blackbaud *	143	11,572
BlackLine *	149	8,743
Blend Labs, Cl A *	548	1,496
Box, Cl A *	421	10,938
Braze, Cl A *	172	9,297
Brightcove *	115	263
Broadcom	1,370	1,616,600
C3.ai, Cl A *	298	7,384
Cadence Design Systems *	922	265,960
Calix *	184	6,105
CCC Intelligent Solutions Holdings *	479	5,264
CDW	447	101,344

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY— continued
Cerence *	116	$2,322
CEVA *	70	1,344
Ciena *	468	24,804
Cipher Mining *	138	420
Cirrus Logic *	170	13,124
Cisco Systems	13,573	681,093
Cleanspark *	450	3,622
Clear Secure, Cl A	253	4,815
Clearfield *	40	1,008
Clearwater Analytics Holdings, Cl A *	259	4,882
Climb Global Solutions	11	607
Cloudflare, Cl A *	939	74,228
Cognex	510	18,431
Cognizant Technology Solutions, Cl A	1,705	131,490
Coherent *	394	18,737
Cohu *	144	4,588
CommScope Holding *	575	1,334
CommVault Systems *	132	12,102
CompoSecure *	49	247
Comtech Telecommunications *	81	513
Confluent, Cl A *	595	13,304
Consensus Cloud Solutions *	54	1,174
CoreCard *	15	181
Corsair Gaming *	129	1,642
Couchbase *	91	2,275
Crane NXT	150	8,742
Crowdstrike Holdings, Cl A *	739	216,157
CS Disco *	71	581
CTS	97	3,983
Daktronics *	114	864
Datadog, Cl A *	877	109,134
Dell Technologies, Cl C	838	69,453
Diebold Nixdorf *	111	3,374
Digi International *	99	2,407
Digimarc *	40	1,417
Digital Turbine *	260	1,401
DigitalOcean Holdings *	157	5,294
Diodes *	137	9,223
DocuSign, Cl A *	670	40,816
Dolby Laboratories, Cl A	182	15,139
Domo, Cl B *	88	957
DoubleVerify Holdings *	367	14,684
Dropbox, Cl A *	857	27,150
DXC Technology *	627	13,669
Dynatrace *	786	44,802
E2open Parent Holdings *	754	2,835
Eastman Kodak *	186	642
Ebix *	65	137
Edgio *	395	103
Elastic *	264	30,904
Enfusion, Cl A *	127	1,003
Enphase Energy *	429	44,672
Entegris	506	59,501
Envestnet *	159	8,125

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY— continued
EPAM Systems *	189	$52,563
ePlus *	82	6,194
Everbridge *	121	2,706
EverCommerce *	62	604
Evolv Technologies Holdings *	280	1,224
Expensify, Cl A *	125	202
Extreme Networks *	336	4,539
F5 *	198	36,373
Fabrinet *	108	23,059
Fair Isaac *	85	101,901
FARO Technologies *	55	1,245
Fastly, Cl A *	353	7,102
First Solar *	340	49,742
Five9 *	209	15,855
FormFactor *	232	8,995
Fortinet *	2,193	141,427
Freshworks, Cl A *	444	9,857
Gartner *	256	117,105
Gen Digital	1,940	45,551
Gitlab, Cl A *	284	20,195
GLOBALFOUNDRIES *	237	13,030
GoDaddy, Cl A *	492	52,477
Grid Dynamics Holdings *	170	2,218
Guidewire Software *	267	29,819
Hackett Group	76	1,757
Harmonic *	275	3,217
HashiCorp, Cl A *	309	6,755
Hewlett Packard Enterprise	4,334	66,267
HP	3,329	95,576
HubSpot *	160	97,760
Ichor Holdings *	88	3,186
Identiv *	65	508
Impinj *	76	7,370
indie Semiconductor, Cl A *	388	2,355
Infinera *	689	3,404
Informatica, Cl A *	350	10,500
Information Services Group	105	464
Insight Enterprises *	109	20,137
Instructure Holdings *	48	1,182
Intapp *	140	6,031
Intel	14,291	615,656
InterDigital	81	8,509
International Business Machines .	3,067	563,285
inTEST *	35	418
Intuit	904	570,722
IonQ *	521	5,351
IPG Photonics *	91	8,908
Iteris *	128	617
Itron *	137	9,883
Jabil	426	53,374
Jamf Holding *	141	2,614
Juniper Networks	1,055	38,993
Kaltura *	197	331
Keysight Technologies *	584	89,504
Kimball Electronics *	76	1,807
KLA	462	274,446

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY— continued
Knowles *	277	$4,518
Kopin *	317	567
Kulicke & Soffa Industries	168	8,454
Kyndryl Holdings *	692	14,200
Lam Research	455	375,452
Lattice Semiconductor *	449	27,326
Lightwave Logic *	357	1,539
Littelfuse	78	18,868
LivePerson *	221	619
LiveRamp Holdings *	196	7,738
Lumentum Holdings *	196	10,768
Luna Innovations *	99	710
MACOM Technology Solutions Holdings *	166	14,314
Manhattan Associates *	208	50,452
Marathon Digital Holdings *	635	11,259
Marvell Technology	2,899	196,262
Matterport *	746	1,679
MaxLinear, Cl A *	227	4,726
MeridianLink *	64	1,456
Methode Electronics	105	2,180
Microchip Technology	1,783	151,876
Micron Technology	3,798	325,679
Microsoft	25,146	9,997,547
MicroStrategy, Cl A *	37	18,545
MicroVision *	564	1,342
Mirion Technologies, Cl A *	619	5,850
Mitek Systems *	132	1,663
MKS Instruments	194	20,651
Model N *	113	3,045
MongoDB, Cl A *	225	90,117
Monolithic Power Systems	158	95,230
Motorola Solutions	562	179,559
N-Able *	186	2,414
Napco Security Technologies	101	3,510
Navitas Semiconductor, Cl A *	360	2,063
nCino *	183	5,761
NCR Voyix *	420	6,174
NetApp	704	61,389
NETGEAR *	80	1,136
NetScout Systems *	214	4,603
NextNav *	135	562
nLight *	135	1,752
Nutanix, Cl A *	820	46,084
NVE	15	1,200
NVIDIA	8,281	5,095,051
Okta, Cl A *	525	43,391
Olo, Cl A *	318	1,644
ON Semiconductor *	1,495	106,339
ON24	117	895
OneSpan *	109	1,118
Onto Innovation *	158	25,517
Oracle	5,429	606,419
OSI Systems *	48	6,145
Ouster *	63	329
PagerDuty *	263	6,228

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY— continued
Palantir Technologies, Cl A *	6,112	$98,342
Palo Alto Networks *	1,028	347,988
PAR Technology *	85	3,871
PC Connection	35	2,258
PDF Solutions *	94	2,933
Pegasystems	124	6,044
Perficient *	104	7,086
Photronics *	179	5,230
Plexus *	83	7,862
Power Integrations	173	12,968
PowerSchool Holdings, Cl A *	162	3,813
Procore Technologies *	408	29,127
Progress Software	131	7,442
PROS Holdings *	138	4,750
PTC *	390	70,454
Pure Storage, Cl A *	988	39,510
Q2 Holdings *	171	7,276
Qorvo *	330	32,914
QUALCOMM	3,808	565,526
Qualys *	108	20,430
Rambus *	346	23,711
Rapid7 *	180	9,905
Red Violet *	27	504
Rekor Systems *	188	592
Ribbon Communications *	425	1,292
Rigetti Computing *	246	305
Rimini Street *	157	515
RingCentral, Cl A *	241	8,167
Riot Platforms *	601	6,551
Rogers *	55	6,340
Roper Technologies	356	191,172
Salesforce *	3,201	899,769
Samsara, Cl A *	462	14,507
Sanmina *	172	10,289
ScanSource *	77	3,023
Seagate Technology Holdings PLC	724	62,032
SEMrush Holdings, Cl A *	62	715
Semtech *	187	3,710
SentinelOne, Cl A *	699	18,733
ServiceNow *	701	536,545
Silicon Laboratories *	90	11,102
SiTime *	49	5,222
Skyworks Solutions	533	55,677
SMART Global Holdings *	147	2,889
SmartRent, Cl A *	494	1,457
Smartsheet, Cl A *	388	17,448
Snowflake, Cl A *	987	193,097
SolarWinds *	120	1,418
SoundHound AI, Cl A *	580	963
SoundThinking *	28	578
Splunk *	518	79,446
Sprinklr, Cl A *	328	4,093
Sprout Social, Cl A *	142	8,709
SPS Commerce *	112	20,586
Squarespace, Cl A *	152	4,712
Super Micro Computer *	162	85,797

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY— continued
Synaptics *	113	$12,070
Synopsys *	514	274,142
TD SYNNEX	147	14,697
Teledyne Technologies *	154	64,444
Telos *	148	598
Tenable Holdings *	348	16,391
Teradata *	300	13,854
Teradyne	512	49,454
Terawulf *	369	616
Texas Instruments	3,067	491,088
Thoughtworks Holding *	272	1,273
Transphorm *	141	682
Trimble *	722	36,721
TTM Technologies *	349	4,855
Turtle Beach *	45	512
Twilio, Cl A *	568	39,947
Tyler Technologies *	137	57,917
Ubiquiti	13	1,635
UiPath, Cl A *	1,406	32,310
Ultra Clean Holdings *	136	5,195
Unisys *	192	1,294
Unity Software *	777	25,175
Universal Display	145	24,617
Upland Software *	87	361
Varonis Systems, Cl B *	324	14,541
Veeco Instruments *	170	5,420
Verint Systems *	190	5,641
VeriSign *	335	66,625
Veritone *	94	155
Vertex, Cl A *	132	3,202
ViaSat *	284	6,313
Viavi Solutions *	664	6,527
Vishay Intertechnology	388	8,431
Vishay Precision Group *	35	1,116
Vontier	473	16,361
Vuzix *	172	287
Weave Communications *	112	1,404
Western Digital *	1,116	63,891
Wolfspeed *	373	12,141
Workday, Cl A *	683	198,801
Workiva, Cl A *	142	13,197
X4 Pharmaceuticals *	359	281
Xerox Holdings	462	8,529
Xperi *	125	1,335
Yext *	308	1,826
Zebra Technologies, Cl A *	162	38,807
Zeta Global Holdings, Cl A *	430	4,162
Zoom Video Communications, Cl A *	747	48,264
Zscaler *	288	67,873
Zuora, Cl A *	391	3,574

		44,703,508

MATERIALS — 3.0%
5E Advanced Materials *	98	139
AdvanSix	79	2,005

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
MATERIALS— continued
Air Products and Chemicals	736	$188,203
Albemarle	382	43,831
Alcoa	529	15,738
Alpha Metallurgical Resources	36	14,373
Alto Ingredients *	224	412
American Vanguard	86	939
AptarGroup	219	28,444
Arcadium Lithium *	1,292	6,318
Arch Resources	53	9,379
Ardagh Metal Packaging	424	1,565
Ashland	155	14,511
Aspen Aerogels *	208	2,336
ATI *	386	15,776
Avery Dennison	266	53,054
Avient	266	9,632
Axalta Coating Systems *	802	26,001
Balchem	98	13,736
Ball	1,038	57,557
Berry Global Group	402	26,315
Cabot	169	12,185
Carpenter Technology	150	9,238
Celanese, Cl A	359	52,518
Century Aluminum *	154	1,717
CF Industries Holdings	642	48,477
Chemours	446	13,456
Clearwater Paper *	50	1,648
Cleveland-Cliffs *	1,667	33,423
Coeur Mining *	1,045	2,811
Commercial Metals	364	19,008
Compass Minerals International	129	2,901
Contango ORE *	15	247
Core Molding Technologies *	23	398
Corteva	2,360	107,333
CRH	2,496	179,113
Crown Holdings	403	35,665
Danimer Scientific *	258	165
Dow	2,352	126,067
DuPont de Nemours	1,415	87,447
Eagle Materials	111	25,117
Eastman Chemical	392	32,752
Ecolab	848	168,091
Ecovyst *	312	2,889
Element Solutions	675	15,005
FMC	358	20,120
Freeport-McMoRan	4,729	187,694
Ginkgo Bioworks Holdings *	3,836	4,642
Graphic Packaging Holding	972	24,796
Greif, Cl A	75	4,696
Hawkins	59	3,928
Haynes International	38	2,115
HB Fuller	164	12,426
Hecla Mining	1,752	6,675
Huntsman	510	12,515
Ingevity *	106	4,617
Innospec	75	8,708

COMMON STOCK — continued
	Shares	Value
MATERIALS— continued
International Flavors & Fragrances	853	$68,820
International Paper	1,147	41,097
Intrepid Potash *	29	534
Kaiser Aluminum	48	3,115
Knife River *	163	10,675
Koppers Holdings	62	3,171
Kronos Worldwide	66	614
Linde PLC	1,653	669,184
Louisiana-Pacific	231	15,373
LSB Industries *	140	1,042
LyondellBasell Industries, Cl A	853	80,284
Martin Marietta Materials	220	111,852
Materion	68	7,954
Mativ Holdings	160	1,929
Minerals Technologies	101	6,600
Mosaic	1,103	33,873
MP Materials *	423	6,688
Myers Industries	108	2,025
NewMarket	21	11,714
Newmont	2,650	91,452
Nucor	826	154,404
O-I Glass *	445	6,479
Olympic Steel	30	2,027
Origin Materials *	335	198
Packaging Corp of America	296	49,100
Pactiv Evergreen	119	1,737
Perimeter Solutions *	410	1,943
Piedmont Lithium *	53	810
PPG Industries	791	111,563
PureCycle Technologies *	365	1,431
Quaker Chemical	42	7,977
Ramaco Resources, Cl A	138	2,605
Ranpak Holdings, Cl A *	189	779
Rayonier Advanced Materials *	191	829
Reliance Steel & Aluminum	200	57,084
Royal Gold	221	25,280
RPM International	435	46,397
Ryerson Holding	88	3,020
Schnitzer Steel Industries, Cl A	80	2,106
Scotts Miracle-Gro, Cl A	151	8,495
Sealed Air	434	14,995
Sensient Technologies	127	7,878
Sherwin-Williams	797	242,591
Silgan Holdings	262	12,036
Sonoco Products	312	17,753
Southern Copper	266	21,839
Steel Dynamics	533	64,328
Stepan	65	5,803
Summit Materials, Cl A *	374	13,531
SunCoke Energy	238	2,440
Sylvamo	109	5,061
TimkenSteel *	115	2,363
Tredegar	81	383
TriMas	124	3,060
Trinseo PLC	98	591

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
MATERIALS— continued
Tronox Holdings PLC, Cl A	350	$4,827
United States Lime & Minerals	6	1,552
United States Steel	747	35,124
Vulcan Materials	465	105,095
Warrior Met Coal	160	10,267
Westlake	100	13,835
WestRock	857	34,503
Worthington Steel *	96	2,875

		4,075,857

REAL ESTATE — 3.3%
Acadia Realty Trust ‡	293	4,999
Agree Realty ‡	297	17,704
Alexander & Baldwin ‡	218	3,776
Alexander’s ‡	7	1,539
Alexandria Real Estate Equities ‡	572	69,155
Alpine Income Property Trust ‡	39	606
American Assets Trust ‡	147	3,297
American Homes 4 Rent, Cl A ‡	1,124	39,396
American Tower ‡	1,559	305,018
Americold Realty Trust ‡	927	25,493
Anywhere Real Estate *	339	2,414
Apartment Income ‡	445	14,547
Apartment Investment and Management, Cl A *‡	406	3,017
Apple Hospitality ‡	661	10,616
Armada Hoffler Properties ‡	207	2,476
AvalonBay Communities ‡	470	84,135
Boston Properties ‡	520	34,580
Braemar Hotels & Resorts ‡	156	356
Brandywine Realty Trust ‡	515	2,441
Brixmor Property Group ‡	929	20,847
Broadstone Net Lease, Cl A ‡	537	8,630
BRT Apartments ‡	35	588
Camden Property Trust ‡	352	33,032
CareTrust ‡	307	6,422
CBL & Associates Properties ‡	79	1,847
CBRE Group, Cl A *	1,044	90,108
Centerspace ‡	45	2,464
Chatham Lodging Trust ‡	147	1,544
Community Healthcare Trust ‡	73	1,868
Compass, Cl A *	982	3,378
COPT Defense Properties ‡	346	8,152
CoStar Group *	1,361	113,616
Cousins Properties ‡	465	10,653
Crown Castle ‡	1,440	155,880
CTO Realty Growth ‡	63	1,041
CubeSmart ‡	743	32,112
Cushman & Wakefield PLC *	592	6,228
DiamondRock Hospitality ‡	636	5,813
Digital Realty Trust ‡	1,027	144,252
DigitalBridge Group	455	8,941
Diversified Healthcare Trust ‡	678	1,946
Douglas Elliman	205	442
Douglas Emmett ‡	502	6,802

COMMON STOCK — continued
	Shares	Value
REAL ESTATE— continued
Easterly Government Properties, Cl A ‡	275	$3,377
EastGroup Properties ‡	152	26,969
Elme Communities ‡	262	3,794
Empire State Realty Trust, Cl A ‡	409	3,894
EPR Properties ‡	231	10,226
Equinix ‡	315	261,378
Equity Commonwealth ‡	328	6,268
Equity LifeStyle Properties ‡	596	40,343
Equity Residential ‡	1,199	72,168
Essential Properties Realty Trust ‡	523	13,028
Essex Property Trust ‡	207	48,287
eXp World Holdings	235	2,909
Extra Space Storage ‡	698	100,820
Farmland Partners ‡	138	1,548
Federal Realty Investment Trust ‡	270	27,467
First Industrial Realty Trust ‡	411	21,175
Five Point Holdings, Cl A *	178	621
Forestar Group *	58	1,813
Four Corners Property Trust ‡	283	6,625
Franklin Street Properties ‡	237	583
FRP Holdings *	18	1,046
Gaming and Leisure Properties ‡	837	38,209
Getty Realty ‡	145	4,011
Gladstone Commercial ‡	123	1,577
Gladstone Land ‡	103	1,458
Global Medical ‡	193	1,951
Global Net Lease ‡	608	5,139
Healthpeak Properties ‡	1,812	33,522
Highwoods Properties ‡	322	7,396
Host Hotels & Resorts ‡	2,379	45,724
Howard Hughes Holdings *	156	12,492
Hudson Pacific Properties ‡	424	3,473
Independence Realty Trust ‡	693	10,180
Industrial Logistics Properties Trust ‡	180	716
InvenTrust Properties ‡	207	5,140
Invitation Homes ‡	2,051	67,539
Iron Mountain ‡	976	65,900
JBG SMITH Properties ‡	321	5,136
Jones Lang LaSalle *	162	28,684
Kennedy-Wilson Holdings	364	3,804
Kilroy Realty ‡	352	12,588
Kimco Realty ‡	2,209	44,627
Kite Realty Group Trust ‡	676	14,466
Lamar Advertising, Cl A ‡	290	30,357
LTC Properties ‡	125	3,896
LXP Industrial Trust, Cl B ‡	884	8,036
Macerich ‡	662	10,453
Marcus & Millichap	75	2,857
Maui Land & Pineapple *	21	416
Mid-America Apartment Communities ‡	383	48,404
National Health Investors ‡	127	6,754
National Storage Affiliates Trust ‡	254	9,487
NET Lease Office Properties ‡	42	1,042

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
REAL ESTATE— continued
NETSTREIT ‡	207	$3,761
Newmark Group, Cl A	496	5,034
NexPoint Diversified Real Estate Trust ‡	94	649
NexPoint Residential Trust ‡	70	2,139
NNN ‡	629	25,374
Offerpad Solutions *	34	317
Office Properties Income Trust ‡	145	532
Omega Healthcare Investors ‡	823	23,867
One Liberty Properties ‡	49	992
Opendoor Technologies *	1,622	5,547
Orion Office ‡	166	853
Outfront Media ‡	436	5,677
Paramount Group ‡	544	2,584
Park Hotels & Resorts ‡	643	9,697
Peakstone Realty Trust ‡	108	1,564
Pebblebrook Hotel Trust ‡	354	5,388
Phillips Edison ‡	350	12,149
Piedmont Office Realty Trust, Cl A ‡	385	2,618
Plymouth Industrial ‡	137	3,033
Postal Realty Trust, Cl A ‡	60	846
PotlatchDeltic ‡	236	10,536
Prologis ‡	3,113	394,367
Public Storage ‡	538	152,356
Rayonier ‡	450	13,635
RE/MAX Holdings, Cl A	55	590
Realty Income ‡	2,741	149,078
Redfin *	341	2,783
Regency Centers ‡	620	38,833
Retail Opportunity Investments ‡	378	5,137
Rexford Industrial Realty ‡	703	36,971
RLJ Lodging Trust ‡	468	5,419
RMR Group, Cl A	47	1,226
Ryman Hospitality Properties ‡	180	19,782
Sabra Health Care ‡	714	9,525
Safehold ‡	147	2,919
Saul Centers ‡	40	1,530
SBA Communications, Cl A ‡	358	80,142
Seritage Growth Properties *	114	1,043
Service Properties Trust ‡	491	3,795
Simon Property Group ‡	1,113	154,273
SITE Centers ‡	595	7,925
SL Green Realty ‡	197	8,855
Spirit MTA ‡,(A)	11	—
St. Joe	176	9,715
STAG Industrial ‡	563	20,797
Stratus Properties *	20	460
Summit Hotel Properties ‡	314	2,035
Sun Communities ‡	418	52,396
Sunstone Hotel Investors ‡	621	6,626
Tanger ‡	321	8,635
Tejon Ranch *	81	1,278
Terreno Realty ‡	255	15,231
UDR ‡	1,091	39,298
UMH Properties ‡	187	2,826

COMMON STOCK — continued
	Shares	Value
REAL ESTATE— continued
Uniti Group ‡	682	$3,587
Urban Edge Properties ‡	357	6,165
Ventas ‡	1,352	62,719
Veris Residential ‡	260	3,965
VICI Properties, Cl A ‡	3,403	102,512
Vornado Realty Trust ‡	513	13,948
Welltower ‡	1,773	153,382
Weyerhaeuser ‡	2,451	80,319
Whitestone, Cl B ‡	141	1,822
WP Carey ‡	721	44,673
Xenia Hotels & Resorts ‡	316	4,212
Zillow Group, Cl C *	514	29,216

		4,361,102

UTILITIES — 2.6%
AES	2,225	37,113
ALLETE	177	10,462
Alliant Energy	859	41,799
Altus Power, Cl A *	227	1,224
Ameren	891	61,987
American Electric Power	1,748	136,589
American States Water	114	8,504
American Water Works	658	81,605
Artesian Resources, Cl A	28	1,022
Atmos Energy	501	57,084
Avangrid	223	6,775
Avista	248	8,435
Black Hills	205	10,611
Cadiz *	123	333
California Water Service Group	179	8,103
CenterPoint Energy	2,151	60,099
Chesapeake Utilities	54	5,469
Clearway Energy, Cl C	252	6,109
CMS Energy	980	56,017
Consolidated Edison	1,178	107,080
Constellation Energy	1,097	133,834
Dominion Energy	2,799	127,970
DTE Energy	691	72,845
Duke Energy	2,598	248,966
Edison International	1,305	88,061
Entergy	723	72,126
Essential Utilities	890	31,915
Evergy	770	39,093
Eversource Energy	1,149	62,299
Exelon	3,381	117,693
FirstEnergy	1,946	71,379
Genie Energy, Cl B	65	1,210
Global Water Resources	35	420
Hawaiian Electric Industries	339	4,397
IDACORP	158	14,628
MGE Energy	112	7,223
Middlesex Water	54	3,022
Montauk Renewables *	140	967
National Fuel Gas	274	12,922
New Jersey Resources	305	12,453
NextEra Energy	6,868	402,671

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UTILITIES— continued
NextEra Energy Partners	284	$8,477
NiSource	1,395	36,228
Northwest Natural Holding	112	4,128
Northwestern Energy Group	187	8,998
NRG Energy	766	40,629
OGE Energy	648	21,540
ONE Gas	171	10,494
Ormat Technologies	185	11,966
Otter Tail	130	11,755
PG&E	6,741	113,721
Pinnacle West Capital	387	26,664
PNM Resources	260	9,420
Portland General Electric	316	12,934
PPL	2,489	65,212
Public Service Enterprise Group	1,693	98,177
Pure Cycle *	72	705
RGC Resources	25	478
Sempra	2,133	152,637
SJW Group	89	5,299
Southern	3,717	258,406
Southwest Gas Holdings	216	12,675
Spire	160	9,083
Star Group	92	1,041
Sunnova Energy International *	318	3,345
UGI	641	14,192
Unitil	49	2,328
Vistra	1,223	50,180
WEC Energy Group	1,073	86,655
Xcel Energy	1,893	113,334

COMMON STOCK — continued
	Shares	Value
UTILITIES— continued
York Water	43	$1,543

		3,424,758

Total Common Stock (Cost $112,973,477)		130,006,062

RIGHTS — 0.0%

	Number Of Rights
AbioMed*‡‡	101	—
Achillion Pharmaceuticals*‡‡,(A)	78	78
Akouos*‡‡	41	—
Alibero Pharma*‡‡	36	77
Cincor Pharma*‡‡	31	901
Concert Pharmaceuticals*‡‡	89	33
Flexion Therapeutics*‡‡,(A)	42	—
Novartis*‡‡	104	41
Prevail Therapeutics*‡‡,(A)	16	—
Radius Health*‡‡,(A)	82	—

Total Rights (Cost $–)		1,130

Total Investments in Securities— 97.7% (Cost $112,973,477)		$130,007,192

Percentages are based on Net Assets of $133,103,553.

#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
‡	Real Estate Investment Trust.
‡‡	Expiration Date or Rate unavailable.
(A)	Level 3 security in accordance with fair value hierarchy.

A list of the open OTC swap agreements held by the Fund at January 31, 2024, is as follows:

Total Return Swaps

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Depreciation

	WFCBL2N51	FEDL01+
Wells Fargo	Custom Basket*	0.450%	Asset Return	Annually	12/05/2025	USD	$2,854,279	$(28,357)	$–	$(28,357)

*The following table represents the individual common stock exposures comprising the WFCBL2N51 Custom Basket Total Return Swaps as of January 31, 2024:

Shares	Description	Notional Amount ($)	Unrealized Depreciation ($)	Percentage of Basket (%)
230	3M Co	5,391	(54)	0.2
261	Accenture PLC	23,607	(235)	0.8
189	Adobe Inc	28,934	(287)	1.1
667	Advanced Micro Devices Inc	27,801	(276)	1.0
223	Aflac Inc	4,673	(46)	0.2
91	Air Products And Chemicals Inc	5,790	(58)	0.2
168	Airbnb Inc	6,001	(60)	0.2

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2024 (Unaudited)

Shares	Description	Notional Amount ($)	Unrealized Depreciation ($)	Percentage of Basket (%)
109	Allstate Corp/The	4,186	(42)	0.1
2,254	Alphabet Inc, Class A	79,391	(789)	2.8
2,465	Alphabet Inc, Class C	85,788	(852)	3.0
215	American Electric Power Co Inc	4,169	(41)	0.1
307	American Express Co	15,302	(152)	0.5
297	American International Group Inc	5,120	(51)	0.2
193	American Tower Corp	9,391	(93)	0.3
43	Ameriprise Financial Inc	4,106	(41)	0.1
96	Ametek Inc	3,857	(38)	0.1
247	Amphenol Corp	6,212	(62)	0.2
207	Analog Devices Inc	9,895	(98)	0.3
84	Aon Plc	6,200	(62)	0.2
165	Apollo Global Management Inc	4,107	(41)	0.1
6,517	Apple Inc	298,493	(2,965)	10.5
348	Applied Materials Inc	14,189	(141)	0.5
151	Arch Capital Group Ltd	3,087	(31)	0.1
222	Archer-Daniels-Midland Co	3,065	(29)	0.1
105	Arista Networks Inc	6,748	(67)	0.2
89	Arthur J Gallagher & Co	5,125	(51)	0.2
2,980	AT&T Inc	13,095	(130)	0.5
89	Autodesk Inc	5,603	(56)	0.2
171	Automatic Data Processing Inc	10,438	(104)	0.4
8	Autozone Inc	5,176	(51)	0.2
421	Baker Hughes Co	2,978	(30)	0.1
3,310	Bank Of America Corp	27,962	(278)	1.0
324	Bank Of New York Mellon Corp/The	4,465	(44)	0.2
544	Berkshire Hathaway Inc	51,831	(515)	1.8
61	Blackrock Inc	11,795	(117)	0.4
293	Blackstone Inc	9,070	(90)	0.3
15	Booking Holdings Inc	12,867	(128)	0.6
608	Boston Scientific Corp	9,552	(95)	0.3
112	Cadence Design Systems Inc	8,046	(80)	0.3
157	Capital One Financial Corp	5,277	(52)	0.2
349	Carrier Global Corp	4,737	(47)	0.2
213	Caterpillar Inc	15,853	(157)	0.6
70	Cencora Inc	4,063	(40)	0.1
692	Charles Schwab Corp/The	10,813	(107)	0.4
43	Charter Communications Inc	3,917	(39)	0.1
99	Cheniere Energy Inc	4,028	(40)	0.1
796	Chevron Corp	29,137	(289)	1.0
11	Chipotle Mexican Grill Inc	6,839	(68)	0.2
170	Chubb Ltd	10,365	(103)	0.4
36	Cintas Corp	5,432	(54)	0.2
1,686	Cisco Systems Inc	21,014	(209)	0.7
801	Citigroup Inc	11,177	(111)	0.4
149	Cme Group Inc	7,637	(76)	0.3
1,793	Coca-Cola Co/The	26,490	(263)	0.9
210	Cognizant Technology Solutions Corp	4,029	(40)	0.1
344	Colgate-Palmolive Co	7,203	(72)	0.3
1,704	Comcast Corp	19,694	(196)	0.7
499	Conocophillips	13,867	(138)	0.5
70	Constellation Brands Inc	4,289	(43)	0.2
134	Constellation Energy Corp	4,061	(40)	0.1
362	Copart Inc	4,320	(43)	0.2
296	Corteva Inc	3,341	(33)	0.1
293	Crh Plc	5,220	(52)	0.2
91	Crowdstrike Holdings Inc	6,612	(66)	0.2
180	Crown Castle Inc	4,844	(48)	0.2
835	CSX Corp	7,405	(74)	0.3
112	Deere & Co	10,924	(109)	0.4
159	Dexcom Inc	4,803	(48)	0.2
126	Digital Realty Trust Inc	4,397	(44)	0.2
349	Dominion Energy Inc	3,958	(39)	0.1

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2024 (Unaudited)

Shares	Description	Notional Amount ($)	Unrealized Depreciation ($)	Percentage of Basket (%)
293	Dow Inc	3,896	(39)	0.1
123	Dr Horton Inc	4,378	(43)	0.2
321	Duke Energy Corp	7,644	(76)	0.3
166	Eaton Corp PLC	10,135	(101)	0.4
106	Ecolab Inc	5,205	(52)	0.2
251	Edwards Lifesciences Corp	4,890	(49)	0.2
238	Emerson Electric Co	5,414	(54)	0.2
242	Eog Resources Inc	6,840	(68)	0.2
39	Equinix Inc	8,019	(80)	0.3
414	Exelon Corp	3,581	(36)	0.1
1,651	Exxon Mobil Corp	42,164	(419)	1.5
238	Fastenal Co	4,032	(40)	0.1
96	Fedex Corp	5,755	(57)	0.2
252	Fiserv Inc	8,883	(88)	0.3
1,638	Ford Motor Co	4,767	(47)	0.2
272	Fortinet Inc	4,355	(43)	0.2
589	Freeport-Mcmoran Inc	5,811	(58)	0.2
242	General Mills Inc	3,899	(39)	0.1
573	General Motors Co	5,520	(55)	0.2
137	Goldman Sachs Group Inc/The	13,047	(130)	0.5
374	Halliburton Co	3,307	(33)	0.1
116	Hess Corp	4,040	(40)	0.1
107	Hilton Worldwide Holdings Inc	5,075	(50)	0.2
416	Home Depot Inc/The	36,487	(362)	1.3
277	Honeywell International Inc	13,904	(138)	0.5
34	Idexx Laboratories Inc	4,385	(44)	0.2
126	Illinois Tool Works Inc	8,148	(81)	0.3
1,746	Intel Corp	18,687	(186)	0.7
236	Intercontinental Exchange Inc	7,462	(74)	0.3
380	International Business Machines Corp	17,325	(172)	0.6
114	Intuit Inc	17,809	(177)	0.6
146	Intuitive Surgical Inc	13,672	(136)	0.5
76	Iqvia Holdings Inc	3,914	(39)	0.1
282	Johnson Controls International PLC	3,689	(37)	0.1
1,201	JPMorgan Chase & Co	52,001	(517)	1.8
141	Kimberly-Clark Corp	4,229	(42)	0.1
811	Kinder Morgan Inc	3,407	(34)	0.1
57	KLA Corp	8,381	(83)	0.3
464	Kraft Heinz Co/The	4,277	(42)	0.1
55	Lam Research Corp	11,230	(112)	0.4
202	Linde Plc	20,325	(202)	0.7
241	Lowe’s Cos Inc	12,716	(126)	0.4
166	Marathon Petroleum Corp	6,847	(68)	0.2
105	Marriott International Inc/MD	6,266	(62)	0.2
206	Marsh & Mclennan Cos Inc	9,911	(98)	0.3
357	Marvell Technology Inc	5,999	(60)	0.2
304	Mcdonald’S Corp	22,067	(219)	0.8
56	Mckesson Corp	6,981	(69)	0.2
555	Medtronic Plc	12,061	(120)	0.4
924	Meta Platforms Inc	89,559	(890)	3.1
263	Metlife Inc	4,528	(45)	0.2
222	Microchip Technology Inc	4,704	(47)	0.2
456	Micron Technology Inc	9,707	(96)	0.3
3,053	Microsoft Corp	301,482	(2,995)	10.6
567	Mondelez International Inc	10,595	(105)	0.4
314	Monster Beverage Corp	4,292	(43)	0.2
76	Moody’s Corp	7,440	(74)	0.3
532	Morgan Stanley	11,531	(115)	0.4
69	Motorola Solutions Inc	5,508	(55)	0.2
32	MSCI Inc	4,752	(47)	0.2
182	Netflix Inc	25,527	(254)	0.9
852	Nextera Energy Inc	12,403	(123)	0.4
490	Nike Inc	12,364	(123)	0.4

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2024 (Unaudited)

Shares	Description	Notional Amount ($)	Unrealized Depreciation ($)	Percentage of Basket (%)
95	Norfolk Southern Corp	5,527	(55)	0.2
103	Nucor Corp	4,785	(47)	0.2
989	Nvidia Corp	151,076	(1,501)	5.3
368	Occidental Petroleum Corp	5,261	(52)	0.2
39	Old Dominion Freight Line Inc	3,805	(38)	0.1
242	Oneok Inc	4,103	(41)	0.1
662	Oracle Corp	18,370	(182)	0.6
25	O’Reilly Automotive Inc	6,326	(63)	0.2
172	Otis Worldwide Corp	3,769	(37)	0.1
214	Paccar Inc	5,342	(53)	0.2
127	Palo Alto Networks Inc	10,662	(106)	0.4
53	Parker-Hannifin Corp	6,147	(61)	0.2
135	Paychex Inc	4,068	(40)	0.1
454	Paypal Holdings Inc	6,921	(69)	0.2
572	Pepsico Inc	23,931	(238)	0.8
820	Pg&E Corp	3,437	(34)	0.1
185	Phillips 66	6,640	(66)	0.2
97	Pioneer Natural Resources Co	5,521	(55)	0.2
166	PNC Financial Services Group Inc/The	6,216	(62)	0.2
244	Progressive Corp/The	10,783	(107)	0.4
384	Prologis Inc	12,072	(120)	0.4
151	Prudential Financial Inc	3,940	(39)	0.1
66	Public Storage	4,633	(46)	0.2
465	Qualcomm Inc	17,156	(170)	0.6
295	Realty Income Corp	3,991	(40)	0.1
132	Republic Services Inc	5,604	(56)	0.2
44	Roper Technologies Inc	5,910	(59)	0.2
139	Ross Stores Inc	4,827	(48)	0.2
133	S&P Global Inc	14,766	(147)	0.5
392	Salesforce Inc	27,399	(272)	1.0
592	Schlumberger NV	7,157	(71)	0.3
262	Sempra	4,665	(46)	0.2
85	Servicenow Inc	16,119	(160)	0.6
99	Sherwin-Williams Co/The	7,467	(74)	0.3
135	Simon Property Group Inc	4,659	(46)	0.2
125	Snowflake Inc	6,085	(60)	0.2
454	Southern Co/The	7,841	(78)	0.3
465	Starbucks Corp	10,754	(107)	0.4
148	Stryker Corp	12,347	(123)	0.4
63	Synopsys Inc	8,354	(83)	0.3
210	Sysco Corp	4,221	(42)	0.1
192	Target Corp	6,634	(66)	0.2
1,151	Tesla Inc	53,561	(532)	1.9
378	Texas Instruments Inc	15,045	(148)	0.5
477	Tjx Cos Inc/The	11,235	(112)	0.4
198	T-Mobile Us Inc	7,923	(79)	0.3
184	Trade Desk Inc/The	3,129	(31)	0.1
95	Trane Technologies PLC	5,948	(59)	0.2
23	Transdigm Group Inc	6,199	(62)	0.2
95	Travelers Cos Inc/The	4,984	(49)	0.2
554	Truist Financial Corp	5,099	(51)	0.2
815	Uber Technologies Inc	13,208	(131)	0.5
253	Union Pacific Corp	15,353	(153)	0.5
302	United Parcel Service Inc	10,632	(106)	0.4
638	US Bancorp	6,584	(65)	0.2
147	Valero Energy Corp	5,059	(50)	0.2
60	Verisk Analytics Inc	3,604	(36)	0.1
1,753	Verizon Communications Inc	18,444	(183)	0.6
763	Walt Disney Co/The	18,203	(181)	0.6
169	Waste Management Inc	7,774	(77)	0.3
216	Welltower Inc	4,648	(46)	0.2
506	Williams Cos Inc/The	4,352	(43)	0.2
85	Workday Inc	6,149	(61)	0.2

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2024 (Unaudited)

Shares	Description	Notional Amount ($)	Unrealized Depreciation ($)	Percentage of Basket (%)
19	Ww Grainger Inc	4,203	(42)	0.1
230	Xcel Energy Inc	3,417	(34)	0.1
117	Yum! Brands Inc	3,757	(37)	0.1
		$2,854,282	$(28,357)	100.0%

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary for abbreviations”.

KOC-QH-008-0900

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS REAL ESTATE FUND JANUARY 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.3%#

	Shares	Value
CONSUMER DISCRETIONARY — 5.3%
Wyndham Hotels & Resorts	95,541	$7,445,510

FINANCIALS — 6.5%
Ellington Financial ‡	738,471	9,016,731

REAL ESTATE — 85.5%
Acadia Realty Trust ‡	379,542	6,474,987
Alexandria Real Estate Equities ‡	50,126	6,060,233
American Homes 4 Rent, Cl A ‡	247,057	8,659,348
American Tower ‡	15,175	2,968,989
Brixmor Property Group ‡	275,969	6,192,744
Equity LifeStyle Properties ‡	68,683	4,649,152
Independence Realty Trust ‡	295,586	4,342,158
Kennedy-Wilson Holdings	548,429	5,731,083
Lamar Advertising, Cl A ‡	59,362	6,214,014
Prologis ‡	51,879	6,572,551
Public Storage ‡	23,039	6,524,414
Realty Income ‡	41,357	2,249,407
Retail Opportunity Investments ‡	317,239	4,311,278
Rexford Industrial Realty ‡	164,235	8,637,119
SBA Communications, Cl A ‡	23,159	5,184,374
Sun Communities ‡	51,363	6,438,352
Terreno Realty ‡	74,463	4,447,675
UDR ‡	151,538	5,458,399
Ventas ‡	75,956	3,523,599
Veris Residential ‡	315,025	4,804,131
VICI Properties, Cl A ‡	211,626	6,374,175
Welltower ‡	42,415	3,669,322

		119,487,504

Total Common Stock (Cost $146,466,465)		135,949,745

Total Investments in Securities— 97.3% (Cost $146,466,465)		$135,949,745

Percentages are based on Net Assets of $139,714,058.

‡	Real Estate Investment Trust.
#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

See “Glossary” for abbreviations.

KOC-QH-009-0900

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS INTERNATIONAL EQUITY FUND JANUARY 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.7%

	Shares	Value

AUSTRALIA — 2.3%
BHP Group	93,436	$2,858,592
Goodman Group ‡	63,000	1,045,751

		3,904,343

BRAZIL — 0.6%
MercadoLibre *	610	1,044,204

CANADA — 6.5%
Aritzia *	32,300	785,848
Canadian National Railway	19,500	2,418,989
Canadian Natural Resources	32,800	2,099,083
Constellation Software	860	2,376,912
Dollarama	21,500	1,577,898
Stantec, Cl Common Subs. Receipt	23,400	1,880,250

		11,138,980

CHINA — 5.4%
Alibaba Group Holding	112,000	1,004,526
Baidu, Cl A *	77,900	1,008,588
NetEase	73,215	1,423,161
PDD Holdings ADR *	11,070	1,404,451
People’s Insurance Group of China, Cl H	3,620,000	1,125,378
Tencent Holdings	30,000	1,041,340
Weichai Power, Cl H	730,000	1,288,789
Xiaomi, Cl B *	600,000	945,318

		9,241,551

DENMARK — 2.0%
Coloplast, Cl B	15,000	1,729,076
Genmab *	6,280	1,736,559

		3,465,635

FRANCE — 9.7%
BNP Paribas	33,700	2,264,097
Danone	29,400	1,958,727
Dassault Systemes	49,300	2,555,617
Edenred	34,200	2,042,706
Ipsen	16,886	1,946,933
L’Oreal	1,490	713,043
TotalEnergies	40,350	2,617,718
Vinci	19,740	2,493,593

		16,592,434

GERMANY — 8.3%
Daimler Truck Holding	46,086	1,646,976
Deutsche Telekom	90,500	2,221,569
Henkel AG & Co KGaA	26,700	2,046,774
Mercedes-Benz Group	28,752	1,941,119
SAP	18,300	3,170,399
Siemens	17,400	3,115,003

		14,141,840

HONG KONG — 0.6%
ANTA Sports Products	123,000	1,038,176

COMMON STOCK — continued

	Shares	Value

INDIA — 4.7%
Divi’s Laboratories	18,000	$795,694
ICICI Bank	169,000	2,093,089
Infosys	124,000	2,472,086
Power Grid Corp of India	846,666	2,644,433

		8,005,302

INDONESIA — 1.3%
Bank Negara Indonesia Persero	6,340,000	2,306,590

JAPAN — 17.5%
Fuji Electric	41,230	2,064,800
Honda Motor	187,000	2,090,298
Hoya	16,460	2,090,900
ITOCHU	53,900	2,446,204
Komatsu	87,000	2,475,146
Mitsubishi UFJ Financial Group	286,200	2,680,707
Mitsui Fudosan	90,100	2,261,850
Nippon Telegraph & Telephone	1,760,500	2,210,756
Nitto Denko	23,500	1,949,510
ORIX	93,000	1,795,762
Seven & i Holdings	49,700	1,962,893
Shin-Etsu Chemical	73,300	2,885,249
Tokio Marine Holdings	88,100	2,322,971
ZOZO	38,000	832,068

		30,069,114

LUXEMBOURG — 1.3%
ArcelorMittal	78,580	2,164,086

MEXICO — 1.8%
Cemex *	1,009,100	836,641
Grupo Financiero Banorte, Cl O	217,000	2,206,500

		3,043,141

NETHERLANDS — 6.3%
ASML Holding	4,180	3,626,504
Koninklijke Ahold Delhaize	76,141	2,141,317
Shell	97,300	3,016,523
Wolters Kluwer	13,600	2,004,864

		10,789,208

NORWAY — 1.0%
Equinor	62,450	1,787,137

SINGAPORE — 1.3%
United Overseas Bank	104,440	2,201,443

SOUTH AFRICA — 0.6%
Investec	155,000	1,022,827

SOUTH KOREA — 3.8%
KB Financial Group	52,171	2,214,019
Kia	22,500	1,728,249
Samsung Electronics	47,200	2,564,699

		6,506,967

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS INTERNATIONAL EQUITY FUND JANUARY 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
SPAIN — 4.4%
Amadeus IT Group	21,200	$1,485,698
CaixaBank	445,800	1,900,880
Industria de Diseno Textil	52,200	2,231,926
Mapfre	855,000	1,882,630

		7,501,134

SWITZERLAND — 0.8%
UBS Group	48,600	1,454,726

TAIWAN — 3.6%
Largan Precision	19,000	1,506,410
Taiwan Semiconductor
Manufacturing	229,160	4,587,439

		6,093,849

UNITED KINGDOM — 7.8%
3i Group PLC	69,100	2,163,170
BAE Systems PLC	178,500	2,659,017
Compass Group PLC	81,500	2,244,815
Lloyds Banking Group PLC	4,195,000	2,248,749
SSE PLC	81,000	1,725,132
Unilever PLC	48,450	2,357,586

		13,398,469

UNITED STATES — 5.1%
Biogen *	5,660	1,396,096
Ferguson PLC	11,600	2,169,030
Linde PLC	4,023	1,628,631
Nestle	30,730	3,501,702

		8,695,459

Total Common Stock (Cost $145,571,954)		165,606,615

Total Investments in Securities— 96.7% (Cost $145,571,954)		$165,606,615

Percentages are based on Net Assets of $171,286,007.

*	Non-income producing security.
‡	Real Estate Investment Trust.

See “Glossary” for abbreviations.

KOC-QH-006-1800

THE ADVISOR’S INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS JANUARY 31, 2024 (Unaudited)

Glossary: (abbreviations which may be used in the preceding Schedules of Investments)

Fund Abbreviations

ADR — American Depositary Receipt

BDC — Business Development Company

Cl — Class

CLO — Collateralized Loan Obligation

ETF — Exchange Traded Fund

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF — Freddie Mac Multi-Family

GNMA — Government National Mortgage Association

H15T1Y — 1 Year U.S. Treasury Yield Curve Constant Maturity

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

Ser — Series

SOFR — Secured Overnight Financing Rate

TSFR — Term Secured Overnight Financing Rate

USSW — United States Swap Rate

Currency Abbreviation USD — United States Dollar